ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (99.03%)
Advertising & Marketing (0.06%)
Interpublic Group of Cos. Inc., The	158,900	$ 4,452,378
Aerospace & Defense (0.27%)
Axon Enterprise Inc.(a)	2,700	1,604,664
General Electric Co.	2,800	467,012
Lockheed Martin Corp.	29,200	14,189,448
Northrop Grumman Corp.	11,700	5,490,693
		21,751,817
Apparel & Textile Products (0.17%)
Carter's Inc.	7,600	411,844
NIKE Inc., Class B	4,000	302,680
Tapestry Inc.	196,300	12,824,279
VF Corp.	100	2,146
		13,540,949
Asset Management (0.56%)
Ameriprise Financial Inc.	23,800	12,671,834
Apollo Global Management Inc.	8,900	1,469,924
Blackstone Inc.	2,700	465,534
Charles Schwab Corp., The	100	7,401
Franklin Resources Inc.	100	2,029
Invesco Ltd.	618,100	10,804,388
Janus Henderson Group PLC	75,500	3,211,015
KKR & Co. Inc.	37,000	5,472,670
Voya Financial Inc.	150,100	10,331,383
		44,436,178
Automotive (1.17%)
Tesla Inc.(a)	232,500	93,892,800
Banking (2.23%)
Bank of America Corp.	69,600	3,058,920
Citigroup Inc.	37,500	2,639,625
Citizens Financial Group Inc.	100	4,376
Comerica Inc.	117,300	7,255,005
Cullen/Frost Bankers Inc.	114,700	15,398,475
Fifth Third Bancorp	12,000	507,360
Huntington Bancshares Inc.	100	1,627
JPMorgan Chase & Co.	170,900	40,966,439
KeyCorp	103,600	1,775,704
M&T Bank Corp.	62,000	11,656,620
Prosperity Bancshares Inc.	48,000	3,616,800
Regions Financial Corp.	100	2,352
Truist Financial Corp.	100	4,338
US Bancorp	100	4,783
Wells Fargo & Co.	1,303,700	91,571,888
Zions Bancorp NA	100	5,425
		178,469,737
Beverages (1.36%)
Coca-Cola Co., The	819,200	51,003,392
PepsiCo Inc.	380,900	57,919,654
		108,923,046
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (11.24%)
AbbVie Inc.	616,900	$ 109,623,130
Amgen Inc.	96,285	25,095,722
Bristol-Myers Squibb Co.	376,400	21,289,184
Eli Lilly & Co.	243,100	187,673,200
Gilead Sciences Inc.	187,600	17,328,612
Johnson & Johnson	2,303,620	333,149,525
Merck & Co. Inc.	247,950	24,666,066
Moderna Inc.(a)	100	4,158
Pfizer Inc.	2,183,432	57,926,451
Regeneron Pharmaceuticals Inc.(a)	1,500	1,068,495
Zoetis Inc.	744,996	121,382,198
		899,206,741
Cable & Satellite (0.02%)
Comcast Corp., Class A	38,700	1,452,411
Chemicals (3.94%)
Air Products and Chemicals Inc.	767,100	222,489,684
Avery Dennison Corp.	57,900	10,834,827
Ecolab Inc.	39,400	9,232,208
International Flavors & Fragrances Inc.	524,541	44,349,942
Linde PLC	66,900	28,009,023
		314,915,684
Commercial Support Services (1.12%)
Automatic Data Processing Inc.	109,900	32,171,027
Cintas Corp.	80,400	14,689,080
H&R Block Inc.	547,700	28,940,468
Paychex Inc.	74,900	10,502,478
Robert Half Inc.	40,600	2,860,676
		89,163,729
Computers (0.02%)
Super Micro Computer Inc.(a)	50,200	1,530,096
Construction Materials (2.76%)
Vulcan Materials Co.	859,100	220,986,293
Consumer Services (0.01%)
Grand Canyon Education Inc.(a)	7,100	1,162,980
Containers & Packaging (0.84%)
AptarGroup Inc.	415,897	65,337,419
Packaging Corp of America	8,700	1,958,631
		67,296,050
Diversified Industrials (2.41%)
3M Co.	91,900	11,863,371
Emerson Electric Co.	126,400	15,664,752
Illinois Tool Works Inc.	652,300	165,397,188
		192,925,311
E-Commerce Discretionary (2.30%)
Amazon.com Inc.(a)	837,400	183,717,186

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
E-Commerce Discretionary (Cont.)
eBay Inc.	100	$ 6,195
Etsy Inc.(a)	100	5,289
		183,728,670
Electric Utilities (1.11%)
AES Corp., The	100	1,287
Clearway Energy Inc., Class C	125,400	3,260,400
Consolidated Edison Inc.	69,800	6,228,254
Constellation Energy Corp.	3,400	760,614
Dominion Energy Inc.	110,700	5,962,302
Duke Energy Corp.	82,800	8,920,872
Evergy Inc.	44,300	2,726,665
NRG Energy Inc.	100	9,022
OGE Energy Corp.	726,300	29,959,875
Public Service Enterprise Group Inc.	152,000	12,842,480
Southern Co., The	156,800	12,907,776
Vistra Corp.	35,100	4,839,237
		88,418,784
Electrical Equipment (0.23%)
AMETEK Inc.	7,400	1,333,924
Generac Holdings Inc.(a)	100	15,505
Otis Worldwide Corp.	70,900	6,566,049
Vertiv Holdings Co., Class A	89,400	10,156,734
		18,072,212
Entertainment Content (3.77%)
Electronic Arts Inc.	84,300	12,333,090
Netflix Inc.(a)	68,200	60,788,024
Paramount Global, Class B	100	1,046
Take-Two Interactive Software Inc.(a)	2,500	460,200
Walt Disney Co., The	2,049,740	228,238,549
Warner Bros Discovery Inc.(a)	100	1,057
		301,821,966
Food (1.06%)
Conagra Brands Inc.	140,700	3,904,425
General Mills Inc.	145,000	9,246,650
Kellanova	70,300	5,692,191
McCormick & Co. Inc.	856,600	65,307,184
WK Kellogg Co.	11,250	202,388
		84,352,838
Gas & Water Utilities (0.27%)
National Fuel Gas Co.	101,800	6,177,224
UGI Corp.	549,500	15,512,385
		21,689,609
Health Care Facilities & Services (0.52%)
Cardinal Health Inc.	88,800	10,502,376
Cencora Inc.	14,600	3,280,328
Chemed Corp.	21,700	11,496,660
Cigna Group, The	11,200	3,092,768
Encompass Health Corp.	12,100	1,117,435
	Shares	Value
Common Stocks (Cont.)
Health Care Facilities & Services (Cont.)
McKesson Corp.	20,000	$ 11,398,200
UnitedHealth Group Inc.	900	455,274
		41,343,041
Home & Office Products (1.03%)
HNI Corp.	1,399,200	70,477,704
Leggett & Platt Inc.	429,500	4,123,200
Scotts Miracle-Gro Co., The	118,800	7,881,192
		82,482,096
Household Products (2.21%)
Colgate-Palmolive Co.	367,600	33,418,516
Kenvue Inc.	1,427,196	30,470,634
Procter & Gamble Co., The	674,755	113,122,676
		177,011,826
Institutional Financial Services (0.55%)
Cboe Global Markets Inc.	100	19,540
CME Group Inc.	59,000	13,701,570
Goldman Sachs Group Inc., The	3,500	2,004,170
Intercontinental Exchange Inc.	49,900	7,435,599
Jefferies Financial Group Inc.	99,300	7,785,120
Morgan Stanley	7,200	905,184
Northern Trust Corp.	20,600	2,111,500
Virtu Financial Inc., Class A, Class A	287,000	10,240,160
		44,202,843
Insurance (1.04%)
Allstate Corp., The	28,700	5,533,073
Assurant Inc.	71,500	15,245,230
Berkshire Hathaway Inc., Class B(a)	10,100	4,578,128
CNA Financial Corp.	56,000	2,708,720
Equitable Holdings Inc.	245,800	11,594,386
Hanover Insurance Group Inc., The	13,200	2,041,512
Hartford Financial Services Group Inc., The	54,400	5,951,360
Lincoln National Corp.	261,500	8,292,165
Loews Corp.	25,500	2,159,595
Old Republic International Corp.	184,700	6,684,293
Primerica Inc.	5,600	1,519,952
RLI Corp.	12,700	2,093,341
Willis Towers Watson PLC	47,200	14,784,928
		83,186,683
Internet Media & Services (5.52%)
Airbnb Inc., Class A(a)	100	13,141
Alphabet Inc., Class A	1,473,100	278,857,830
Alphabet Inc., Class C	120,820	23,008,961
Booking Holdings Inc.	400	1,987,368
Expedia Group Inc.(a)	3,300	614,889
GoDaddy Inc., Class A(a)	2,600	513,162
Match Group Inc.(a)	100	3,271
Meta Platforms Inc., Class A	233,670	136,816,121
		441,814,743

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
IT Services (0.45%)
Accenture PLC, Class A	9,700	$ 3,412,363
Amdocs Ltd.	124,800	10,625,472
CDW Corp.	30,100	5,238,604
DXC Technology Co.(a)	100	1,998
International Business Machines Corp.	70,500	15,498,015
Science Applications International Corp.	7,500	838,350
		35,614,802
Leisure Facilities & Services (0.97%)
Caesars Entertainment Inc.(a)	100	3,342
Carnival Corp.(a)	111,600	2,781,072
Chipotle Mexican Grill Inc.(a)	100	6,030
Domino's Pizza Inc.	10,800	4,533,408
Las Vegas Sands Corp.	100	5,136
McDonald's Corp.	101,700	29,481,813
MGM Resorts International(a)	100	3,465
Norwegian Cruise Line Holdings Ltd.(a)	100	2,573
Royal Caribbean Cruises Ltd.	40,800	9,412,152
Starbucks Corp.	77,100	7,035,375
TKO Group Holdings Inc.(a)	39,900	5,670,189
Wyndham Hotels & Resorts Inc.	91,300	9,202,127
Wynn Resorts Ltd.	100	8,616
Yum! Brands Inc.	68,100	9,136,296
		77,281,594
Machinery (4.10%)
Caterpillar Inc.	892,321	323,698,366
MSA Safety Inc.	21,300	3,530,901
Veralto Corp.	8,100	824,985
		328,054,252
Medical Equipment & Devices (1.94%)
Abbott Laboratories	693,800	78,475,718
Agilent Technologies Inc.	548,071	73,627,858
Dexcom Inc.(a)	100	7,777
Insulet Corp.(a)	100	26,107
Medtronic PLC	5,300	423,364
ResMed Inc.	100	22,869
Solventum Corp.(a)	23,075	1,524,335
Thermo Fisher Scientific Inc.	2,600	1,352,598
		155,460,626
Metals & Mining (0.49%)
Rio Tinto PLC Sponsored ADR	479,900	28,222,919
Royal Gold Inc.	85,000	11,207,250
		39,430,169
Oil & Gas Supply Chain (2.49%)
Antero Midstream Corp.	303,600	4,581,324
APA Corp.	100	2,309
Cheniere Energy Inc.	20,300	4,361,861
Chevron Corp.	836,200	121,115,208
	Shares	Value
Common Stocks (Cont.)
Oil & Gas Supply Chain (Cont.)
ConocoPhillips	46,073	$ 4,569,059
Devon Energy Corp.	100	3,273
Diamondback Energy Inc.	24,200	3,964,686
EOG Resources Inc.	8,000	980,640
EQT Corp.	100	4,611
Exxon Mobil Corp.	189,900	20,427,543
Murphy USA Inc.	21,500	10,787,625
Occidental Petroleum Corp.	113,500	5,608,035
Targa Resources Corp.	31,500	5,622,750
Texas Pacific Land Corp.	15,400	17,031,784
		199,060,708
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	4,102
Halliburton Co.	1,400	38,066
		42,168
Publishing & Broadcasting (0.12%)
Nexstar Media Group Inc.	58,500	9,241,245
Real Estate Investment Trusts (1.63%)
Alexandria Real Estate Equities Inc.	100	9,755
AvalonBay Communities Inc.	42,900	9,436,713
Brixmor Property Group Inc.	18,700	520,608
CubeSmart	352,200	15,091,770
EastGroup Properties Inc.	69,700	11,186,153
Healthpeak Properties Inc.	471,300	9,553,251
Highwoods Properties Inc.	309,200	9,455,336
Host Hotels & Resorts Inc.	273,400	4,789,968
Iron Mountain Inc.	129,500	13,611,745
Lamar Advertising Co., Class A	63,700	7,754,838
Mid-America Apartment Communities Inc.	64,700	10,000,679
Omega Healthcare Investors Inc.	182,200	6,896,270
Public Storage	33,500	10,031,240
Simon Property Group Inc.	125,900	21,681,239
		130,019,565
Real Estate Services (0.01%)
CBRE Group Inc., Class A(a)	3,300	433,257
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	6,868
Retail - Consumer Staples (3.67%)
Costco Wholesale Corp.	30,100	27,579,727
Walmart Inc.	2,946,400	266,207,240
		293,786,967
Retail - Discretionary (0.85%)
AutoZone Inc.(a)	4,700	15,049,400
Bath & Body Works Inc.	85,700	3,322,589
Best Buy Co. Inc.	85,500	7,335,900
Dick's Sporting Goods Inc.	7,400	1,693,416
O'Reilly Automotive Inc.(a)	11,900	14,111,020

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Retail - Discretionary (Cont.)
TJX Cos. Inc., The	9,700	$ 1,171,857
Williams-Sonoma Inc.	134,400	24,888,192
		67,572,374
Semiconductors (9.86%)
Advanced Micro Devices Inc.(a)	79,000	9,542,410
Analog Devices Inc.	7,200	1,529,712
Applied Materials Inc.	12,500	2,032,875
ASML Holding NV NY Reg. Shares	205,333	142,312,196
Broadcom Inc.	306,100	70,966,224
Intel Corp.	100	2,005
KLA Corp.	52,900	33,333,348
Lam Research Corp.	257,000	18,563,110
Micron Technology Inc.	100	8,416
NVIDIA Corp.	3,709,000	498,081,610
QUALCOMM Inc.	9,500	1,459,390
Skyworks Solutions Inc.	57,100	5,063,628
Texas Instruments Inc.	31,726	5,948,942
		788,843,866
Software (5.88%)
Adobe Inc.(a)	8,116	3,609,023
Autodesk Inc.(a)	1,500	443,355
Bentley Systems Inc., Class B	106,800	4,987,560
Cadence Design Systems Inc.(a)	1,500	450,690
Crowdstrike Holdings Inc., Class A(a)	23,700	8,109,192
Dayforce Inc.(a)	6,600	479,424
Fortinet Inc.(a)	65,000	6,141,200
Gen Digital Inc.	14,000	383,320
Intuit Inc.	54,600	34,316,100
Microsoft Corp.	834,769	351,855,133
Oracle Corp.	14,900	2,482,936
Palantir Technologies Inc., Class A(a)	206,100	15,587,343
Palo Alto Networks Inc.(a)	30,200	5,495,192
Paycom Software Inc.	21,600	4,427,352
PTC Inc.(a)	1,000	183,870
Salesforce Inc.	53,700	17,953,521
ServiceNow Inc.(a)	500	530,060
Tyler Technologies Inc.(a)	22,400	12,916,736
		470,352,007
Specialty Finance (1.82%)
AGNC Investment Corp.	847,900	7,809,159
Ally Financial Inc.	6,500	234,065
Annaly Capital Management Inc.	883,400	16,166,220
Broadridge Financial Solutions Inc.	38,900	8,794,901
Fair Isaac Corp.(a)	2,600	5,176,418
Fidelity National Information Services Inc.	91,700	7,406,609
Global Payments Inc.	100	11,206
Jack Henry & Associates Inc.	22,200	3,891,660
Mastercard Inc., Class A	4,764	2,508,579
MGIC Investment Corp.	488,900	11,591,819
OneMain Holdings Inc.	309,500	16,134,235
PayPal Holdings Inc.(a)	100	8,535
Starwood Property Trust Inc.	859,500	16,287,525
	Shares	Value
Common Stocks (Cont.)
Specialty Finance (Cont.)
UWM Holdings Corp.	908,919	$ 5,335,355
Verisk Analytics Inc.	49,700	13,688,871
Visa Inc., Class A	47,512	15,015,692
Western Union Co., The	1,480,300	15,691,180
		145,752,029
Steel (0.52%)
Nucor Corp.	357,700	41,747,167
Technology Hardware (13.29%)
Apple Inc.	3,951,168	989,451,491
Cisco Systems Inc.	45,000	2,664,000
Corning Inc.	859,400	40,838,688
Dell Technologies Inc., Class C	100	11,524
F5 Inc.(a)	3,500	880,145
Motorola Solutions Inc.	35,100	16,224,273
Teledyne Technologies Inc.(a)	28,300	13,134,879
		1,063,205,000
Telecommunications (0.70%)
AT&T Inc.	1,145,800	26,089,866
Iridium Communications Inc.	91,800	2,664,036
T-Mobile US Inc.	66,400	14,656,472
Verizon Communications Inc.	304,400	12,172,956
		55,583,330
Tobacco & Cannabis (0.38%)
Altria Group Inc.	423,800	22,160,502
Philip Morris International Inc.	70,000	8,424,500
		30,585,002
Transportation & Logistics (0.36%)
American Airlines Group Inc.(a)	100	1,743
Delta Air Lines Inc.	100	6,050
Expeditors International of Washington Inc.	95,100	10,534,227
Landstar System Inc.	64,100	11,016,226
Ryder System Inc.	31,000	4,862,660
Union Pacific Corp.	10,700	2,440,028
United Airlines Holdings Inc.(a)	100	9,710
		28,870,644
Wholesale - Consumer Staples (1.71%)
Archer-Daniels-Midland Co.	2,709,954	136,906,876
Total Common Stocks (cost $2,235,184,073)		7,920,082,027

	Principal amount	Value
U.S. Treasury Obligations (0.03%)
U.S. Treasury Bill 4.301%, 03/27/2025(b),(c)	$ 2,875,000	2,846,892
Total U.S. Treasury Obligations (cost $2,845,807)		2,846,892

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

	Shares	Value
Short-term Investments (0.88%)
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(d)	70,371,484	$ 70,371,484
Total Short-term Investments (cost $70,371,484)		70,371,484
TOTAL INVESTMENTS (99.94%) (cost $2,308,401,364)		7,993,300,403
OTHER ASSETS, NET OF LIABILITIES (0.06%)		4,473,263
NET ASSETS (100.00%)		$7,997,773,666

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
PLC
Public Limited Company
ADR
American Depositary Receipt
At December 31, 2024, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	185	3/21/2025	USD	54,905,688	$(1,869,211)

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (71.16%)
Advertising & Marketing (0.01%)
Interpublic Group of Cos. Inc., The	8,000	$ 224,160
Aerospace & Defense (0.20%)
Axon Enterprise Inc.(a)	2,000	1,188,640
Lockheed Martin Corp.	6,500	3,158,610
Northrop Grumman Corp.	1,100	516,219
		4,863,469
Apparel & Textile Products (0.18%)
Tapestry Inc.	67,400	4,403,242
Asset Management (0.27%)
Ameriprise Financial Inc.	2,800	1,490,804
Apollo Global Management Inc.	600	99,096
Blue Owl Capital Inc.	62,200	1,446,772
Charles Schwab Corp., The	100	7,401
Invesco Ltd.	80,700	1,410,636
KKR & Co. Inc.	700	103,537
Voya Financial Inc.	28,600	1,968,538
		6,526,784
Automotive (0.76%)
Tesla Inc.(a)	46,300	18,697,792
Banking (1.82%)
Citigroup Inc.	5,700	401,223
Comerica Inc.	11,000	680,350
Cullen/Frost Bankers Inc.	25,800	3,463,650
JPMorgan Chase & Co.	32,000	7,670,720
M&T Bank Corp.	19,000	3,572,190
Prosperity Bancshares Inc.	5,100	384,285
Wells Fargo & Co.	407,000	28,587,680
		44,760,098
Beverages (0.73%)
Coca-Cola Co., The	177,257	11,036,021
PepsiCo Inc.	46,400	7,055,584
		18,091,605
Biotechnology & Pharmaceuticals (8.68%)
AbbVie Inc.	68,000	12,083,600
Amgen Inc.	51,750	13,488,120
Bristol-Myers Squibb Co.	17,600	995,456
Eli Lilly & Co.	86,900	67,086,800
Gilead Sciences Inc.	40,700	3,759,459
Johnson & Johnson	391,909	56,677,880
Merck & Co. Inc.	52,800	5,252,544
Moderna Inc.(a)	100	4,158
Pfizer Inc.	561,040	14,884,391
Vertex Pharmaceuticals Inc.(a)	300	120,810
Zoetis Inc.	242,495	39,509,710
		213,862,928
Cable & Satellite (0.02%)
Comcast Corp., Class A	12,200	457,866
	Shares	Value
Common Stocks (Cont.)
Chemicals (3.28%)
Air Products and Chemicals Inc.	213,900	$ 62,039,556
Avery Dennison Corp.	13,000	2,432,690
Ecolab Inc.	6,500	1,523,080
International Flavors & Fragrances Inc.	119,888	10,136,530
Linde PLC	10,900	4,563,503
		80,695,359
Commercial Support Services (0.70%)
Automatic Data Processing Inc.	38,600	11,299,378
Cintas Corp.	18,000	3,288,600
H&R Block Inc.	11,000	581,240
Paychex Inc.	15,000	2,103,300
		17,272,518
Computers (0.01%)
Super Micro Computer Inc.(a)	4,500	137,160
Construction Materials (1.22%)
Vulcan Materials Co.	117,300	30,173,079
Consumer Services (0.03%)
Grand Canyon Education Inc.(a)	3,900	638,820
Containers & Packaging (0.71%)
AptarGroup Inc.	104,500	16,416,950
Packaging Corp of America	5,000	1,125,650
		17,542,600
Diversified Financial Services (0.02%)
Blackrock Inc.	500	512,555
Diversified Industrials (1.93%)
3M Co.	53,000	6,841,770
Emerson Electric Co.	62,400	7,733,232
Illinois Tool Works Inc.	130,400	33,064,224
		47,639,226
E-Commerce Discretionary (0.98%)
Amazon.com Inc.(a)	109,700	24,067,083
eBay Inc.	100	6,195
Etsy Inc.(a)	100	5,289
		24,078,567
Electric Utilities (0.65%)
AES Corp., The	100	1,287
Clearway Energy Inc., Class C	100	2,600
Consolidated Edison Inc.	12,000	1,070,760
Constellation Energy Corp.	1,900	425,049
Duke Energy Corp.	20,100	2,165,574
Evergy Inc.	15,100	929,405
NRG Energy Inc.	100	9,022
OGE Energy Corp.	112,900	4,657,125
Public Service Enterprise Group Inc.	39,000	3,295,110

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Southern Co., The	33,500	$ 2,757,720
Vistra Corp.	4,500	620,415
		15,934,067
Electrical Equipment (0.05%)
Generac Holdings Inc.(a)	100	15,505
Vertiv Holdings Co., Class A	9,900	1,124,739
		1,140,244
Entertainment Content (2.84%)
Electronic Arts Inc.	18,600	2,721,180
Netflix Inc.(a)	1,100	980,452
Paramount Global, Class B	100	1,046
Take-Two Interactive Software Inc.(a)	100	18,408
Walt Disney Co., The	588,295	65,506,648
Warner Bros Discovery Inc.(a)	61,500	650,055
		69,877,789
Food (0.39%)
Conagra Brands Inc.	30,800	854,700
General Mills Inc.	10,800	688,716
Kellanova	94,100	7,619,277
Nestle SA Sponsored ADR	100	8,170
WK Kellogg Co.	24,800	446,152
		9,617,015
Gas & Water Utilities (0.16%)
National Fuel Gas Co.	6,800	412,624
UGI Corp.	127,000	3,585,210
		3,997,834
Health Care Facilities & Services (0.25%)
Cardinal Health Inc.	500	59,135
Cencora Inc.	800	179,744
Chemed Corp.	4,200	2,225,160
Cigna Group, The	2,300	635,122
Encompass Health Corp.	6,400	591,040
McKesson Corp.	4,500	2,564,595
		6,254,796
Home & Office Products (0.44%)
HNI Corp.	160,000	8,059,200
Leggett & Platt Inc.	4,900	47,040
Scotts Miracle-Gro Co., The	42,600	2,826,084
		10,932,324
Home Construction (0.00%)
Mohawk Industries Inc.(a)	100	11,913
Household Products (2.87%)
Kenvue Inc.	205,557	4,388,642
Procter & Gamble Co., The	395,700	66,339,105
		70,727,747
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (0.34%)
Cboe Global Markets Inc.	100	$ 19,540
CME Group Inc.	12,300	2,856,429
Goldman Sachs Group Inc., The	800	458,096
Intercontinental Exchange Inc.	15,100	2,250,051
Morgan Stanley	1,700	213,724
Northern Trust Corp.	3,400	348,500
Virtu Financial Inc., Class A, Class A	64,800	2,312,064
		8,458,404
Insurance (0.61%)
Allstate Corp., The	6,700	1,291,693
Assurant Inc.	14,400	3,070,368
Berkshire Hathaway Inc., Class B(a)	1,700	770,576
CNA Financial Corp.	700	33,859
Hanover Insurance Group Inc., The	5,400	835,164
Hartford Financial Services Group Inc., The	16,800	1,837,920
Lincoln National Corp.	15,600	494,676
Loews Corp.	13,900	1,177,191
Old Republic International Corp.	48,400	1,751,596
Primerica Inc.	1,000	271,420
RLI Corp.	1,200	197,796
Willis Towers Watson PLC	10,500	3,289,020
		15,021,279
Internet Media & Services (5.16%)
Airbnb Inc., Class A(a)	100	13,141
Alphabet Inc., Class A	416,040	78,756,372
Alphabet Inc., Class C	71,180	13,555,519
Expedia Group Inc.(a)	100	18,633
GoDaddy Inc., Class A(a)	3,900	769,743
Match Group Inc.(a)	100	3,271
Meta Platforms Inc., Class A	58,030	33,977,145
		127,093,824
IT Services (0.28%)
Accenture PLC, Class A	2,470	868,921
Amdocs Ltd.	31,400	2,673,396
CDW Corp.	6,000	1,044,240
DXC Technology Co.(a)	100	1,998
EPAM Systems Inc.(a)	500	116,910
International Business Machines Corp.	9,600	2,110,368
		6,815,833
Leisure Facilities & Services (0.60%)
Caesars Entertainment Inc.(a)	100	3,342
Carnival Corp.(a)	100	2,492
Chipotle Mexican Grill Inc.(a)	100	6,030
Domino's Pizza Inc.	4,700	1,972,872
McDonald's Corp.	24,200	7,015,338
MGM Resorts International(a)	100	3,465
Norwegian Cruise Line Holdings Ltd.(a)	100	2,573
Royal Caribbean Cruises Ltd.	100	23,069

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (Cont.)
Starbucks Corp.	2,300	$ 209,875
Wingstop Inc.	2,400	682,080
Wyndham Hotels & Resorts Inc.	25,600	2,580,224
Wynn Resorts Ltd.	100	8,616
Yum! Brands Inc.	16,700	2,240,472
		14,750,448
Machinery (4.39%)
Caterpillar Inc.	264,300	95,877,468
Deere & Co.	20,202	8,559,588
Donaldson Co. Inc.	36,517	2,459,420
MSA Safety Inc.	5,100	845,427
Veralto Corp.	3,200	325,920
		108,067,823
Medical Equipment & Devices (1.28%)
Abbott Laboratories	100,975	11,421,282
Agilent Technologies Inc.	143,587	19,289,478
Dexcom Inc.(a)	100	7,777
Insulet Corp.(a)	100	26,107
Solventum Corp.(a)	13,250	875,295
		31,619,939
Metals & Mining (0.36%)
Rio Tinto PLC Sponsored ADR	110,100	6,474,981
Royal Gold Inc.	18,800	2,478,780
		8,953,761
Oil & Gas Supply Chain (1.79%)
Antero Midstream Corp.	100	1,509
APA Corp.	100	2,309
Cheniere Energy Inc.	6,200	1,332,194
Chevron Corp.	199,800	28,939,032
Exxon Mobil Corp.	83,900	9,025,123
Murphy USA Inc.	4,700	2,358,225
Occidental Petroleum Corp.	100	4,941
Targa Resources Corp.	200	35,700
Texas Pacific Land Corp.	2,200	2,433,112
		44,132,145
Publishing & Broadcasting (0.10%)
News Corp., Class A	100	2,754
Nexstar Media Group Inc.	15,400	2,432,738
		2,435,492
Real Estate Investment Trusts (0.97%)
American Tower Corp.	400	73,364
AvalonBay Communities Inc.	9,500	2,089,715
Brixmor Property Group Inc.	36,100	1,005,024
CubeSmart	52,400	2,245,340
EastGroup Properties Inc.	3,400	545,666
Extra Space Storage Inc.	100	14,960
Healthpeak Properties Inc.	40,900	829,043
Highwoods Properties Inc.	76,300	2,333,254
Host Hotels & Resorts Inc.	61,200	1,072,224
	Shares	Value
Common Stocks (Cont.)
Real Estate Investment Trusts (Cont.)
Iron Mountain Inc.	100	$ 10,511
Lamar Advertising Co., Class A	19,700	2,398,278
Mid-America Apartment Communities Inc.	16,800	2,596,776
Omega Healthcare Investors Inc.	34,700	1,313,395
Public Storage	7,400	2,215,856
Simon Property Group Inc.	30,300	5,217,963
		23,961,369
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	13,129
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	6,868
First Solar Inc.(a)	100	17,624
		24,492
Retail - Consumer Staples (1.29%)
Costco Wholesale Corp.	7,050	6,459,704
Walgreens Boots Alliance Inc.	100	933
Walmart Inc.	281,400	25,424,490
		31,885,127
Retail - Discretionary (0.49%)
AutoZone Inc.(a)	1,100	3,522,200
Bath & Body Works Inc.	35,300	1,368,581
Best Buy Co. Inc.	16,000	1,372,800
Builders FirstSource Inc.(a)	100	14,293
Lowe's Cos. Inc.	300	74,040
O'Reilly Automotive Inc.(a)	2,300	2,727,340
TJX Cos. Inc., The	2,400	289,944
Williams-Sonoma Inc.	14,700	2,722,146
		12,091,344
Semiconductors (5.95%)
Advanced Micro Devices Inc.(a)	33,200	4,010,228
Analog Devices Inc.	3,000	637,380
Applied Materials Inc.	1,300	211,419
ASML Holding NV NY Reg. Shares	12,921	8,955,287
Broadcom Inc.	54,700	12,681,648
Intel Corp.	100	2,005
KLA Corp.	3,600	2,268,432
Lam Research Corp.	34,700	2,506,381
Microchip Technology Inc.	32,500	1,863,875
Micron Technology Inc.	100	8,416
Monolithic Power Systems Inc.	100	59,170
NVIDIA Corp.	833,200	111,890,428
NXP Semiconductors NV	100	20,785
ON Semiconductor Corp.(a)	100	6,305
Qorvo Inc.(a)	100	6,993
QUALCOMM Inc.	1,700	261,154
Skyworks Solutions Inc.	14,000	1,241,520
		146,631,426
Software (3.63%)
Autodesk Inc.(a)	100	29,557

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Bentley Systems Inc., Class B	22,000	$ 1,027,400
Cadence Design Systems Inc.(a)	300	90,138
Crowdstrike Holdings Inc., Class A(a)	6,300	2,155,608
Dayforce Inc.(a)	100	7,264
Fortinet Inc.(a)	17,400	1,643,952
Gen Digital Inc.	100	2,738
Intuit Inc.	8,700	5,467,950
Microsoft Corp.	162,421	68,460,451
Oracle Corp.	600	99,984
Palantir Technologies Inc., Class A(a)	55,500	4,197,465
Palo Alto Networks Inc.(a)	1,200	218,352
Paycom Software Inc.	5,100	1,045,347
PTC Inc.(a)	100	18,387
Salesforce Inc.	5,300	1,771,949
ServiceNow Inc.(a)	100	106,012
Tyler Technologies Inc.(a)	5,500	3,171,520
		89,514,074
Specialty Finance (1.13%)
AGNC Investment Corp.	334,800	3,083,508
Annaly Capital Management Inc.	204,100	3,735,030
Broadridge Financial Solutions Inc.	600	135,654
Fair Isaac Corp.(a)	600	1,194,558
Fidelity National Information Services Inc.	5,800	468,466
Fiserv Inc.(a)	100	20,542
GATX Corp.	4,200	650,832
Jack Henry & Associates Inc.	4,900	858,970
Mastercard Inc., Class A	439	231,164
MGIC Investment Corp.	136,300	3,231,673
OneMain Holdings Inc.	73,200	3,815,916
PayPal Holdings Inc.(a)	100	8,535
Starwood Property Trust Inc.	197,300	3,738,835
UWM Holdings Corp.	85,270	500,535
Verisk Analytics Inc.	12,800	3,525,504
Visa Inc., Class A	7,230	2,284,969
Western Union Co., The	39,200	415,520
		27,900,211
Steel (1.26%)
Nucor Corp.	266,900	31,149,899
Technology Hardware (10.23%)
Apple Inc.	922,604	231,038,494
Corning Inc.	280,592	13,333,732
Dell Technologies Inc., Class C	100	11,524
F5 Inc.(a)	1,900	477,793
Motorola Solutions Inc.	8,400	3,882,732
Teledyne Technologies Inc.(a)	6,900	3,202,497
Western Digital Corp.(a)	100	5,963
		251,952,735
Telecommunications (0.42%)
AT&T Inc.	182,000	4,144,140
EchoStar Corp., Class A(a)	35	802
Iridium Communications Inc.	21,000	609,420
	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
T-Mobile US Inc.	12,700	$ 2,803,271
Verizon Communications Inc.	69,600	2,783,304
		10,340,937
Tobacco & Cannabis (0.27%)
Altria Group Inc.	103,300	5,401,557
Philip Morris International Inc.	9,700	1,167,395
		6,568,952
Transportation & Logistics (0.28%)
American Airlines Group Inc.(a)	100	1,743
Expeditors International of Washington Inc.	18,500	2,049,245
Landstar System Inc.	12,400	2,131,064
Union Pacific Corp.	12,066	2,751,531
		6,933,583
Wholesale - Consumer Staples (1.13%)
Archer-Daniels-Midland Co.	550,461	27,809,290
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	5,739
Total Common Stocks (cost $445,049,387)		1,753,202,812

	Principal amount	Value
Corporate Bonds (8.12%)
Aerospace & Defense (0.14%)
Boeing Co., The 2.196%, 02/04/2026	$ 350,000	339,411
5.040%, 05/01/2027	150,000	150,360
6.259%, 05/01/2027	100,000	102,380
3.250%, 02/01/2028	250,000	235,221
5.150%, 05/01/2030	250,000	246,400
3.625%, 02/01/2031	150,000	136,172
6.528%, 05/01/2034	200,000	209,586
RTX Corp. 5.000%, 02/27/2026	150,000	150,564
5.750%, 11/08/2026	100,000	101,763
6.000%, 03/15/2031	200,000	209,944
5.150%, 02/27/2033	250,000	247,958
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	151,834
5.400%, 07/31/2033	100,000	99,787
Lockheed Martin Corp. 5.100%, 11/15/2027	250,000	253,828
4.450%, 05/15/2028	250,000	248,188
5.250%, 01/15/2033	250,000	252,664
4.800%, 08/15/2034	100,000	97,077

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace & Defense (Cont.)
HEICO Corp. 5.250%, 08/01/2028	$ 150,000	$ 151,426
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	97,455
		3,482,018
Asset Management (0.15%)
Charles Schwab Corp., The 0.900%, 03/11/2026	250,000	239,188
5.875%, 08/24/2026	100,000	101,723
2.000%, 03/20/2028	100,000	91,578
6.196%, 11/17/2029(c)	100,000	104,216
5.853%, 05/19/2034(c)	150,000	154,542
6.136%, 08/24/2034(c)	100,000	105,061
Blackstone Private Credit Fund 3.250%, 03/15/2027	500,000	478,678
4.000%, 01/15/2029	250,000	236,221
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	262,468
7.950%, 06/13/2028	100,000	106,175
Blue Owl Credit Income Corp. 5.800%, 03/15/2030(b)	100,000	98,426
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	152,356
Ares Capital Corp. 5.875%, 03/01/2029	150,000	151,322
5.950%, 07/15/2029	150,000	151,675
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	100,393
Ares Strategic Income Fund 6.350%, 08/15/2029(b)	100,000	101,853
5.600%, 02/15/2030(b)	100,000	98,809
FS K.K.R Capital Corp. 6.875%, 08/15/2029	100,000	103,417
BlackRock Inc. 2.400%, 04/30/2030	250,000	222,042
4.750%, 05/25/2033	150,000	146,917
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	240,314
5.150%, 05/15/2033	100,000	99,745
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	103,536
		3,650,655
Auto Parts & Equipment (0.00%)
Aptiv Swiss Holdings Ltd. 3.250%, 03/01/2032	100,000	86,291
		86,291
Automotive (0.25%)
Ford Motor Credit Co. LLC 6.950%, 03/06/2026	200,000	203,532
6.950%, 06/10/2026	200,000	204,510
5.800%, 03/05/2027	200,000	201,903
6.800%, 05/12/2028	200,000	206,681
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
6.798%, 11/07/2028	$ 200,000	$ 207,333
7.350%, 03/06/2030	200,000	211,856
7.200%, 06/10/2030	200,000	210,699
6.050%, 03/05/2031	200,000	199,632
7.122%, 11/07/2033	200,000	208,804
General Motors Financial Co. Inc. 5.400%, 04/06/2026	250,000	251,384
5.000%, 04/09/2027	250,000	250,258
5.400%, 05/08/2027	100,000	101,042
6.000%, 01/09/2028	250,000	256,602
5.800%, 06/23/2028	250,000	254,977
5.850%, 04/06/2030	250,000	255,437
5.600%, 06/18/2031	100,000	100,482
6.400%, 01/09/2033	250,000	259,162
American Honda Finance Corp. 5.250%, 07/07/2026	250,000	251,934
5.125%, 07/07/2028	250,000	251,704
5.650%, 11/15/2028	100,000	102,689
5.850%, 10/04/2030	100,000	104,140
4.900%, 01/10/2034	100,000	96,175
Toyota Motor Corp. 5.275%, 07/13/2026	250,000	252,777
5.118%, 07/13/2028	250,000	253,381
5.123%, 07/13/2033	250,000	253,018
Toyota Motor Credit Corp. 4.550%, 08/07/2026	200,000	200,126
4.550%, 09/20/2027	250,000	249,956
4.350%, 10/08/2027	100,000	99,289
4.550%, 05/17/2030	100,000	98,414
4.800%, 01/05/2034	100,000	97,194
General Motors Co. 5.600%, 10/15/2032	100,000	100,913
Magna International Inc. 5.500%, 03/21/2033	200,000	202,424
		6,198,428
Banking (1.85%)
Toronto-Dominion Bank, The 0.750%, 01/06/2026	250,000	240,492
5.103%, 01/09/2026	250,000	251,160
5.532%, 07/17/2026	250,000	252,851
4.108%, 06/08/2027	150,000	147,552
4.693%, 09/15/2027	250,000	249,443
5.156%, 01/10/2028	150,000	150,701
5.523%, 07/17/2028	150,000	152,443
Royal Bank of Canada 4.875%, 01/12/2026	100,000	100,266
5.200%, 07/20/2026	250,000	252,298
4.240%, 08/03/2027	150,000	148,205
6.000%, 11/01/2027	250,000	258,203
4.900%, 01/12/2028	150,000	150,083
5.200%, 08/01/2028	150,000	151,203
5.000%, 02/01/2033	150,000	147,477
5.000%, 05/02/2033	125,000	122,896
National Australia Bank Ltd. 4.966%, 01/12/2026	250,000	251,074

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
3.905%, 06/09/2027	$ 250,000	$ 246,141
4.944%, 01/12/2028	250,000	251,634
4.900%, 06/13/2028	250,000	251,304
Sumitomo Mitsui Financial Group Inc. 5.464%, 01/13/2026	200,000	201,518
5.880%, 07/13/2026	250,000	254,251
5.520%, 01/13/2028	250,000	253,947
5.800%, 07/13/2028	250,000	256,706
5.710%, 01/13/2030	250,000	256,139
5.766%, 01/13/2033	250,000	257,172
KeyBank N.A. 4.700%, 01/26/2026	250,000	249,525
5.850%, 11/15/2027	250,000	256,132
Manufacturers & Traders Trust Co. 4.650%, 01/27/2026	250,000	249,287
4.700%, 01/27/2028	250,000	247,530
Bank of Nova Scotia, The 4.750%, 02/02/2026	250,000	250,059
5.250%, 06/12/2028	150,000	151,569
4.850%, 02/01/2030	250,000	248,176
4.588%, 05/04/2037(c)	150,000	137,627
Commonwealth Bank of Australia 5.316%, 03/13/2026	250,000	252,267
JPMorgan Chase & Co. 3.300%, 04/01/2026	250,000	246,188
6.070%, 10/22/2027(c)	250,000	255,809
5.040%, 01/23/2028(c)	100,000	100,364
2.947%, 02/24/2028(c)	250,000	240,524
5.571%, 04/22/2028(c)	100,000	101,708
4.323%, 04/26/2028(c)	150,000	148,191
4.851%, 07/25/2028(c)	250,000	249,980
2.069%, 06/01/2029(c)	250,000	227,233
4.203%, 07/23/2029(c)	150,000	146,011
5.299%, 07/24/2029(c)	250,000	252,523
6.087%, 10/23/2029(c)	100,000	103,708
4.452%, 12/05/2029(c)	150,000	146,966
5.012%, 01/23/2030(c)	150,000	149,850
5.581%, 04/22/2030(c)	250,000	255,032
3.702%, 05/06/2030(c)	250,000	236,712
4.565%, 06/14/2030(c)	250,000	245,124
4.995%, 07/22/2030(c)	250,000	249,020
1.953%, 02/04/2032(c)	250,000	207,260
2.580%, 04/22/2032(c)	250,000	214,498
2.545%, 11/08/2032(c)	250,000	210,926
2.963%, 01/25/2033(c)	250,000	216,105
4.586%, 04/26/2033(c)	500,000	479,831
4.912%, 07/25/2033(c)	500,000	488,732
5.717%, 09/14/2033(c)	250,000	255,401
5.350%, 06/01/2034(c)	250,000	250,110
6.254%, 10/23/2034(c)	250,000	264,265
5.336%, 01/23/2035(c)	250,000	248,854
5.766%, 04/22/2035(c)	100,000	102,318
4.946%, 10/22/2035(c)	100,000	96,332
Morgan Stanley Bank N.A. 4.754%, 04/21/2026	250,000	250,224
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Wells Fargo & Co. 3.000%, 04/22/2026	$ 250,000	$ 244,479
3.000%, 10/23/2026	250,000	242,395
3.196%, 06/17/2027(c)	100,000	97,682
3.526%, 03/24/2028(c)	250,000	242,440
5.707%, 04/22/2028(c)	150,000	152,487
3.584%, 05/22/2028(c)	364,000	352,765
2.393%, 06/02/2028(c)	150,000	141,274
4.150%, 01/24/2029	186,000	180,311
5.574%, 07/25/2029(c)	200,000	203,087
6.303%, 10/23/2029(c)	100,000	104,058
5.198%, 01/23/2030(c)	150,000	150,333
3.350%, 03/02/2033(c)	500,000	438,423
4.897%, 07/25/2033(c)	500,000	482,807
5.389%, 04/24/2034(c)	150,000	148,367
5.557%, 07/25/2034(c)	150,000	149,770
5.499%, 01/23/2035(c)	250,000	249,287
Bank of Montreal 5.300%, 06/05/2026	250,000	252,273
2.650%, 03/08/2027	150,000	143,967
4.700%, 09/14/2027	150,000	149,875
5.203%, 02/01/2028	150,000	151,154
3.088%, 01/10/2037(c)	150,000	124,638
Canadian Imperial Bank of Commerce 5.615%, 07/17/2026	150,000	151,892
3.450%, 04/07/2027	150,000	145,855
5.001%, 04/28/2028	150,000	150,434
U.S. Bancorp 2.375%, 07/22/2026	250,000	241,654
3.150%, 04/27/2027	250,000	241,912
6.787%, 10/26/2027(c)	250,000	258,484
3.900%, 04/26/2028	250,000	242,530
4.548%, 07/22/2028(c)	150,000	148,757
4.653%, 02/01/2029(c)	150,000	148,519
5.775%, 06/12/2029(c)	250,000	255,691
5.384%, 01/23/2030(c)	100,000	100,867
4.839%, 02/01/2034(c)	150,000	143,619
5.836%, 06/12/2034(c)	250,000	254,987
5.678%, 01/23/2035(c)	250,000	252,282
Citibank N.A. 4.929%, 08/06/2026	250,000	251,177
5.803%, 09/29/2028	250,000	257,781
Wells Fargo Bank N.A. 5.450%, 08/07/2026	250,000	252,993
Bank of America N.A. 5.526%, 08/18/2026	250,000	253,290
JPMorgan Chase Bank N.A. 5.110%, 12/08/2026	250,000	252,643
Bank of America Corp.(Variable, U.S. SOFR + 1.29%) 5.080%, 01/20/2027(c)	250,000	250,713
1.734%, 07/22/2027(c)	250,000	238,353
5.933%, 09/15/2027(c)	250,000	254,504
2.551%, 02/04/2028(c)	250,000	238,380
4.376%, 04/27/2028(c)	250,000	247,321

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.948%, 07/22/2028(c)	$ 150,000	$ 150,289
6.204%, 11/10/2028(c)	250,000	258,847
3.419%, 12/20/2028(c)	250,000	239,600
3.970%, 03/05/2029(c)	250,000	242,448
5.202%, 04/25/2029(c)	250,000	251,160
2.087%, 06/14/2029(c)	250,000	226,846
4.271%, 07/23/2029(c)	150,000	146,163
5.819%, 09/15/2029(c)	100,000	102,487
3.974%, 02/07/2030(c)	250,000	239,682
3.194%, 07/23/2030(c)	250,000	230,423
2.572%, 10/20/2032(c)	250,000	211,093
2.972%, 02/04/2033(c)	500,000	430,440
4.571%, 04/27/2033(c)	500,000	475,413
5.015%, 07/22/2033(c)	500,000	490,211
5.288%, 04/25/2034(c)	250,000	248,314
5.872%, 09/15/2034(c)	175,000	179,715
5.468%, 01/23/2035(c)	250,000	250,338
2.482%, 09/21/2036(c)	250,000	204,051
3.846%, 03/08/2037(c)	250,000	221,490
PNC Financial Services Group Inc., The(Variable, U.S. SOFR Compound Index + 1.09%) 4.758%, 01/26/2027(c)	250,000	249,648
5.582%, 06/12/2029(c)	250,000	254,342
6.037%, 10/28/2033(c)	150,000	155,268
5.939%, 08/18/2034(c)	150,000	154,512
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%) 5.847%, 03/02/2027(c)	200,000	202,012
5.076%, 01/27/2030(c)	200,000	197,923
HSBC U.S.A. Inc. 5.294%, 03/04/2027	200,000	202,446
Goldman Sachs Bank U.S.A.(Variable, U.S. SOFR + 0.78%) 5.283%, 03/18/2027(c)	100,000	100,547
5.414%, 05/21/2027(c)	100,000	100,781
Barclays PLC(Variable, U.S. SOFR + 2.21%) 5.829%, 05/09/2027(c)	250,000	252,685
6.496%, 09/13/2027(c)	250,000	256,029
5.674%, 03/12/2028(c)	200,000	202,482
6.490%, 09/13/2029(c)	200,000	208,085
5.746%, 08/09/2033(c)	250,000	250,119
7.437%, 11/02/2033(c)	250,000	275,177
6.224%, 05/09/2034(c)	250,000	256,837
7.119%, 06/27/2034(c)	250,000	265,374
Truist Financial Corp.(Variable, U.S. SOFR + 2.05%) 6.047%, 06/08/2027(c)	250,000	254,144
7.161%, 10/30/2029(c)	150,000	160,438
5.435%, 01/24/2030(c)	100,000	100,869
5.867%, 06/08/2034(c)	150,000	152,752
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Citigroup Inc.(Variable, U.S. SOFR + 0.77%) 1.462%, 06/09/2027(c)	$ 100,000	$ 95,211
3.070%, 02/24/2028(c)	250,000	240,390
4.658%, 05/24/2028(c)	150,000	149,043
5.174%, 02/13/2030(c)	250,000	249,762
3.980%, 03/20/2030(c)	150,000	143,248
2.561%, 05/01/2032(c)	250,000	211,788
3.057%, 01/25/2033(c)	500,000	429,618
3.785%, 03/17/2033(c)	500,000	449,010
4.910%, 05/24/2033(c)	500,000	483,592
6.270%, 11/17/2033(c)	250,000	262,045
6.174%, 05/25/2034(c)	250,000	254,889
5.827%, 02/13/2035(c)	250,000	249,135
5.449%, 06/11/2035(c)	250,000	247,994
Deutsche Bank AG(Variable, U.S. SOFR + 2.52%) 7.146%, 07/13/2027(c)	250,000	257,621
5.371%, 09/09/2027	250,000	253,643
2.552%, 01/07/2028(c)	250,000	237,817
6.720%, 01/18/2029(c)	250,000	259,644
6.819%, 11/20/2029(c)	150,000	156,987
3.742%, 01/07/2033(c)	250,000	211,595
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.48%) 5.985%, 08/07/2027(c)	250,000	253,715
3.750%, 03/18/2028(c)	250,000	243,250
HSBC Holdings PLC(Variable, U.S. SOFR + 1.57%) 5.887%, 08/14/2027(c)	250,000	253,682
4.755%, 06/09/2028(c)	250,000	248,273
5.210%, 08/11/2028(c)	250,000	251,006
7.390%, 11/03/2028(c)	250,000	265,068
6.161%, 03/09/2029(c)	250,000	256,771
5.402%, 08/11/2033(c)	250,000	247,503
8.113%, 11/03/2033(c)	250,000	281,336
6.254%, 03/09/2034(c)	250,000	259,548
6.547%, 06/20/2034(c)	200,000	206,284
7.399%, 11/13/2034(c)	200,000	217,410
Banco Santander SA 5.294%, 08/18/2027	200,000	201,339
5.552%, 03/14/2028(c)	200,000	201,734
4.175%, 03/24/2028(c)	200,000	195,826
5.588%, 08/08/2028	200,000	202,631
6.921%, 08/08/2033	200,000	210,023
Westpac Banking Corp. 4.043%, 08/26/2027	250,000	247,163
5.457%, 11/18/2027	250,000	255,820
PNC Bank N.A. 3.100%, 10/25/2027	250,000	239,561
Santander Holdings U.S.A. Inc. 2.490%, 01/06/2028(c)	250,000	237,062

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%) 2.469%, 01/11/2028(c)	$ 250,000	$ 236,797
6.534%, 01/10/2029(c)	250,000	257,686
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%) 2.341%, 01/19/2028(c)	250,000	237,835
5.017%, 07/20/2028(c)	250,000	250,908
5.422%, 02/22/2029(c)	200,000	202,780
5.258%, 04/17/2030(c)	200,000	201,692
2.309%, 07/20/2032(c)	200,000	167,238
5.441%, 02/22/2034(c)	200,000	202,272
5.406%, 04/19/2034(c)	200,000	202,234
ING Groep N.V. 4.017%, 03/28/2028(c)	200,000	195,887
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(c)	150,000	155,608
4.772%, 07/28/2030(c)	150,000	147,007
Citizens Financial Group Inc. 5.841%, 01/23/2030(c)	100,000	101,538
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%) 5.382%, 07/10/2030(c)	200,000	201,958
5.748%, 07/06/2034(c)	200,000	203,923
Goldman Sachs Group Inc., The 5.016%, 10/23/2035(c)	100,000	95,766
		45,504,286
Beverages (0.12%)
Constellation Brands Inc. 5.000%, 02/02/2026	250,000	249,593
4.350%, 05/09/2027	250,000	247,443
4.750%, 05/09/2032	250,000	240,579
4.900%, 05/01/2033	100,000	96,618
PepsiCo Inc. 4.550%, 02/13/2026	250,000	250,574
3.600%, 02/18/2028	250,000	243,185
4.450%, 05/15/2028	250,000	249,719
3.900%, 07/18/2032	100,000	93,522
4.450%, 02/15/2033	100,000	99,090
Diageo Capital PLC 5.300%, 10/24/2027	250,000	254,296
5.500%, 01/24/2033	200,000	203,736
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	328,212
Coca-Cola Co., The 2.000%, 03/05/2031	200,000	170,510
	Principal amount	Value
Corporate Bonds (Cont.)
Beverages (Cont.)
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	$ 250,000	$ 233,938
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	97,585
		3,058,600
Biotechnology & Pharmaceuticals (0.31%)
Eli Lilly & Co. 5.000%, 02/27/2026	50,000	50,001
3.375%, 03/15/2029	207,000	197,104
4.700%, 02/27/2033	150,000	147,055
4.700%, 02/09/2034	100,000	96,942
Johnson & Johnson 2.450%, 03/01/2026	150,000	146,641
0.950%, 09/01/2027	100,000	91,663
4.800%, 06/01/2029	100,000	100,956
Amgen Inc. 5.507%, 03/02/2026	50,000	49,999
2.600%, 08/19/2026	250,000	241,783
5.150%, 03/02/2028	250,000	251,799
3.000%, 02/22/2029	250,000	232,277
4.050%, 08/18/2029	250,000	240,679
5.250%, 03/02/2030	250,000	252,380
3.350%, 02/22/2032	150,000	133,696
4.200%, 03/01/2033	150,000	139,154
5.250%, 03/02/2033	250,000	248,266
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2026	250,000	249,650
4.450%, 05/19/2028	250,000	247,779
4.650%, 05/19/2030	250,000	247,331
4.750%, 05/19/2033	250,000	242,138
Astrazeneca Finance LLC 1.200%, 05/28/2026	250,000	238,959
4.800%, 02/26/2027	100,000	100,575
4.875%, 03/03/2028	250,000	251,500
4.900%, 03/03/2030	250,000	250,960
4.875%, 03/03/2033	150,000	148,283
5.000%, 02/26/2034	100,000	98,921
Bristol-Myers Squibb Co. 4.900%, 02/22/2027	100,000	100,836
5.100%, 02/22/2031	300,000	302,230
2.950%, 03/15/2032	250,000	217,745
5.200%, 02/22/2034	100,000	99,905
AbbVie Inc. 4.800%, 03/15/2027	100,000	100,581
4.250%, 11/14/2028	100,000	98,461
3.200%, 11/21/2029	250,000	231,983
4.950%, 03/15/2031	100,000	100,001
5.050%, 03/15/2034	100,000	98,894
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	243,809
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	246,289
3.400%, 03/07/2029	150,000	142,687

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
4.300%, 05/17/2030	$ 50,000	$ 49,063
4.500%, 05/17/2033	150,000	144,550
Sanofi SA 3.625%, 06/19/2028	150,000	145,344
Pfizer Inc. 3.450%, 03/15/2029	150,000	143,039
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	251,097
Zoetis Inc. 5.600%, 11/16/2032	250,000	257,683
		7,670,688
Cable & Satellite (0.08%)
Comcast Corp. 3.300%, 04/01/2027	200,000	194,271
5.350%, 11/15/2027	250,000	254,869
4.550%, 01/15/2029	250,000	247,543
5.500%, 11/15/2032	250,000	256,003
4.650%, 02/15/2033	250,000	241,532
4.800%, 05/15/2033	250,000	242,922
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	220,454
4.400%, 04/01/2033	250,000	223,402
		1,880,996
Chemicals (0.11%)
EIDP Inc. 4.500%, 05/15/2026	150,000	149,847
FMC Corp. 5.150%, 05/18/2026	150,000	150,153
Albemarle Corp. 4.650%, 06/01/2027	150,000	148,731
5.050%, 06/01/2032	150,000	142,772
Celanese U.S. Holdings LLC 6.165%, 07/15/2027	150,000	152,274
6.600%, 11/15/2028	150,000	153,638
6.330%, 07/15/2029	150,000	153,055
6.800%, 11/15/2030	150,000	155,339
6.379%, 07/15/2032	150,000	152,405
Ecolab Inc. 5.250%, 01/15/2028	150,000	152,799
Nutrien Ltd. 4.900%, 03/27/2028	150,000	149,944
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	99,540
4.800%, 03/03/2033	100,000	98,168
4.850%, 02/08/2034	100,000	97,701
Cabot Corp. 5.000%, 06/30/2032	150,000	146,377
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	101,889
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	102,628
	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Dow Chemical Co., The 6.300%, 03/15/2033	$ 150,000	$ 159,226
5.150%, 02/15/2034	100,000	97,809
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	98,256
		2,662,551
Commercial Support Services (0.07%)
GXO Logistics Inc. 1.650%, 07/15/2026	250,000	237,366
2.650%, 07/15/2031	150,000	125,679
Waste Management Inc. 4.875%, 02/15/2029	150,000	150,792
4.625%, 02/15/2030	100,000	99,056
4.150%, 04/15/2032	100,000	94,529
4.625%, 02/15/2033	100,000	97,424
RELX Capital Inc. 4.000%, 03/18/2029	150,000	144,782
3.000%, 05/22/2030	150,000	136,236
Republic Services Inc. 4.875%, 04/01/2029	150,000	149,626
2.375%, 03/15/2033	100,000	81,017
Waste Connections Inc. 2.600%, 02/01/2030	200,000	178,876
5.000%, 03/01/2034	100,000	97,663
		1,593,046
Construction Materials (0.01%)
Owens Corning 5.500%, 06/15/2027	100,000	101,714
3.500%, 02/15/2030	100,000	92,845
		194,559
Containers & Packaging (0.03%)
Berry Global Inc. 5.500%, 04/15/2028	100,000	100,981
WRKCo Inc. 4.900%, 03/15/2029	100,000	99,371
Smurfit Kappa Treasury ULC 5.200%, 01/15/2030(b)	200,000	200,683
5.438%, 04/03/2034(b)	200,000	199,864
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	101,077
		701,976
Diversified Industrials (0.03%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	148,403
4.500%, 09/15/2029	150,000	147,901
Honeywell International Inc. 4.950%, 02/15/2028	150,000	151,688
4.250%, 01/15/2029	150,000	147,997
5.000%, 02/15/2033	125,000	124,357
4.500%, 01/15/2034	100,000	95,441
		815,787

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
E-Commerce Discretionary (0.08%)
Amazon.com Inc. 3.300%, 04/13/2027	$ 150,000	$ 146,416
4.550%, 12/01/2027	250,000	251,519
3.450%, 04/13/2029	250,000	239,748
4.650%, 12/01/2029	150,000	150,992
2.100%, 05/12/2031	150,000	128,106
3.600%, 04/13/2032	250,000	231,505
4.700%, 12/01/2032	250,000	248,553
eBay Inc. 5.950%, 11/22/2027	250,000	258,278
6.300%, 11/22/2032	250,000	265,727
		1,920,844
Electric Utilities (0.57%)
WEC Energy Group Inc. 4.750%, 01/09/2026	150,000	150,074
5.150%, 10/01/2027	150,000	151,555
4.750%, 01/15/2028	150,000	149,706
National Rural Utilities Cooperative Finance Corp. 4.450%, 03/13/2026	150,000	149,671
4.800%, 03/15/2028	150,000	150,269
5.150%, 06/15/2029	50,000	50,594
5.000%, 02/07/2031	100,000	100,526
Florida Power & Light Co. 4.450%, 05/15/2026	150,000	150,004
5.050%, 04/01/2028	150,000	151,459
4.400%, 05/15/2028	150,000	148,536
5.150%, 06/15/2029	50,000	50,628
4.625%, 05/15/2030	150,000	148,648
5.100%, 04/01/2033	150,000	149,074
4.800%, 05/15/2033	150,000	145,956
5.300%, 06/15/2034	50,000	50,163
Eversource Energy 4.750%, 05/15/2026	150,000	149,866
2.900%, 03/01/2027	150,000	144,003
4.600%, 07/01/2027	150,000	148,955
5.450%, 03/01/2028	150,000	151,956
5.850%, 04/15/2031	100,000	102,666
5.125%, 05/15/2033	150,000	145,778
5.950%, 07/15/2034	100,000	102,471
Southern California Edison Co. 4.900%, 06/01/2026	150,000	150,252
4.700%, 06/01/2027	150,000	150,034
5.850%, 11/01/2027	150,000	154,236
5.300%, 03/01/2028	150,000	151,718
5.950%, 11/01/2032	150,000	156,485
Algonquin Power & Utilities Corp. 5.365%, 06/15/2026	100,000	100,471
Sempra 5.400%, 08/01/2026	100,000	100,834
3.700%, 04/01/2029	100,000	94,990
5.500%, 08/01/2033	200,000	200,459
6.875%, 10/01/2054(c)	50,000	50,558
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
CenterPoint Energy Inc. 5.250%, 08/10/2026	$ 150,000	$ 151,168
Exelon Corp. 2.750%, 03/15/2027	150,000	143,652
5.150%, 03/15/2028	150,000	150,883
5.300%, 03/15/2033	150,000	149,690
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	146,876
5.000%, 04/01/2033	150,000	146,834
5.300%, 08/15/2033	150,000	149,166
5.000%, 01/15/2034	100,000	97,283
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	151,715
4.550%, 07/01/2030	150,000	145,173
4.400%, 03/01/2032	150,000	140,988
5.900%, 06/15/2032	150,000	154,010
6.400%, 06/15/2033	150,000	158,157
6.950%, 03/15/2034	100,000	109,566
5.800%, 05/15/2034	100,000	102,284
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	149,788
4.900%, 02/28/2028	150,000	150,197
4.900%, 03/15/2029	100,000	99,695
5.000%, 02/28/2030	150,000	150,276
5.000%, 07/15/2032	150,000	147,694
5.050%, 02/28/2033	150,000	147,087
6.700%, 09/01/2054(c)	50,000	50,890
Southern Co., The 5.113%, 08/01/2027	150,000	151,245
4.850%, 06/15/2028	150,000	150,227
5.500%, 03/15/2029	50,000	51,013
5.700%, 10/15/2032	150,000	154,069
5.200%, 06/15/2033	150,000	148,319
3.750%, 09/15/2051(c)	100,000	95,762
Alabama Power Co. 3.750%, 09/01/2027	150,000	146,690
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	153,695
5.950%, 11/01/2032	150,000	154,630
7.050%, 12/15/2054(c)	50,000	51,691
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	154,285
Duke Energy Corp. 5.000%, 12/08/2027	150,000	151,104
4.300%, 03/15/2028	150,000	147,657
4.850%, 01/05/2029	100,000	99,527
5.450%, 06/15/2034	50,000	49,872
6.450%, 09/01/2054(c)	100,000	101,525
Consumers Energy Co. 4.650%, 03/01/2028	150,000	149,534
4.625%, 05/15/2033	150,000	144,719
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	152,983
Black Hills Corp. 5.950%, 03/15/2028	150,000	154,491

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Georgia Power Co. 4.650%, 05/16/2028	$ 150,000	$ 149,355
4.700%, 05/15/2032	150,000	145,996
4.950%, 05/17/2033	150,000	146,944
5.250%, 03/15/2034	100,000	99,310
DTE Energy Co. 4.875%, 06/01/2028	150,000	149,460
5.100%, 03/01/2029	50,000	50,110
AES Corp., The 5.450%, 06/01/2028	150,000	150,800
National Grid PLC 5.602%, 06/12/2028	150,000	152,911
5.809%, 06/12/2033	150,000	153,095
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	150,643
Edison International 5.450%, 06/15/2029	50,000	50,473
Tennessee Valley Authority 7.125%, 05/01/2030	250,000	280,393
PacifiCorp 5.300%, 02/15/2031	100,000	100,906
5.450%, 02/15/2034	100,000	99,377
Puget Energy Inc. 4.224%, 03/15/2032	150,000	137,042
AEP Texas Inc. 4.700%, 05/15/2032	150,000	143,548
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	142,782
5.450%, 08/15/2033	150,000	148,721
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	150,405
6.875%, 02/01/2055(c)	50,000	51,817
Duke Energy Carolinas LLC 4.950%, 01/15/2033	150,000	147,520
4.850%, 01/15/2034	100,000	96,964
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	110,377
Southwestern Electric Power Co. 5.300%, 04/01/2033	100,000	98,965
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	148,187
4.850%, 02/15/2034	100,000	97,448
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	147,255
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	150,100
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	150,071
5.700%, 08/15/2034	100,000	101,110
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	102,562
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	104,122
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Entergy Louisiana LLC 5.150%, 09/15/2034	$ 100,000	$ 98,393
Entergy Corp. 7.125%, 12/01/2054(c)	50,000	50,841
		13,966,708
Electrical Equipment (0.04%)
Tyco Electronics Group SA 4.500%, 02/13/2026	150,000	150,010
Amphenol Corp. 4.750%, 03/30/2026	150,000	150,079
Vontier Corp. 1.800%, 04/01/2026	150,000	143,847
2.950%, 04/01/2031	150,000	128,867
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	151,849
Lennox International Inc. 5.500%, 09/15/2028	100,000	101,632
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	151,387
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	100,301
		1,077,972
Engineering & Construction (0.01%)
Ste Transcore Holdings Inc. 4.125%, 05/23/2026	250,000	247,972
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	104,108
		352,080
Entertainment Content (0.03%)
Warnermedia Holdings Inc. 6.412%, 03/15/2026	150,000	150,059
4.279%, 03/15/2032	500,000	440,747
Netflix Inc. 4.375%, 11/15/2026	100,000	99,634
4.875%, 04/15/2028	100,000	100,400
		790,840
Food (0.12%)
Conagra Brands Inc. 5.300%, 10/01/2026	250,000	252,522
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l. 2.500%, 01/15/2027	250,000	237,428
5.125%, 02/01/2028	250,000	248,437
3.000%, 02/02/2029	250,000	228,046
5.500%, 01/15/2030	250,000	249,540
3.625%, 01/15/2032	250,000	220,622
5.750%, 04/01/2033	73,000	72,591
Mondelez International Inc. 2.625%, 03/17/2027	250,000	239,183

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
Kraft Heinz Foods Co. 3.750%, 04/01/2030	$ 250,000	$ 236,276
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	230,354
3.500%, 03/01/2032	250,000	215,387
6.250%, 07/01/2033	100,000	101,862
Kellanova 5.250%, 03/01/2033	100,000	100,219
General Mills Inc. 4.950%, 03/29/2033	100,000	97,316
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	97,638
Hershey Co., The 4.500%, 05/04/2033	100,000	97,180
		2,924,601
Gas & Water Utilities (0.04%)
National Fuel Gas Co. 5.500%, 10/01/2026	250,000	251,907
Southern California Gas Co. 2.950%, 04/15/2027	100,000	96,200
5.200%, 06/01/2033	100,000	99,533
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	100,949
5.400%, 03/01/2033	100,000	100,446
NiSource Inc. 5.250%, 03/30/2028	100,000	100,869
5.200%, 07/01/2029	50,000	50,403
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	92,892
American Water Capital Corp. 4.450%, 06/01/2032	100,000	95,367
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	96,783
		1,085,349
Health Care Facilities & Services (0.33%)
Elevance Health Inc. 4.900%, 02/08/2026	500,000	499,712
5.500%, 10/15/2032	250,000	252,480
4.750%, 02/15/2033	250,000	239,723
5.375%, 06/15/2034	100,000	99,144
CVS Health Corp. 5.000%, 02/20/2026	250,000	249,770
5.000%, 01/30/2029	150,000	147,970
5.125%, 02/21/2030	250,000	244,765
5.250%, 01/30/2031	250,000	244,203
5.250%, 02/21/2033	100,000	95,888
5.300%, 06/01/2033	100,000	95,888
5.700%, 06/01/2034	100,000	98,318
Cigna Group, The 5.685%, 03/15/2026	150,000	150,051
5.000%, 05/15/2029	300,000	299,828
5.125%, 05/15/2031	100,000	99,513
5.250%, 02/15/2034	100,000	98,100
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
Universal Health Services Inc. 1.650%, 09/01/2026	$ 250,000	$ 236,617
2.650%, 10/15/2030	250,000	215,029
HCA Inc. 3.125%, 03/15/2027	150,000	144,330
5.200%, 06/01/2028	150,000	150,335
3.375%, 03/15/2029	150,000	139,276
5.450%, 04/01/2031	100,000	99,813
3.625%, 03/15/2032	100,000	88,142
5.500%, 06/01/2033	100,000	98,955
5.600%, 04/01/2034	100,000	98,535
UnitedHealth Group Inc. 3.700%, 05/15/2027	250,000	245,106
5.250%, 02/15/2028	250,000	253,896
4.000%, 05/15/2029	250,000	241,731
5.300%, 02/15/2030	250,000	253,976
4.200%, 05/15/2032	250,000	235,625
5.350%, 02/15/2033	100,000	100,605
4.500%, 04/15/2033	100,000	94,867
5.150%, 07/15/2034	100,000	98,645
CommonSpirit Health 6.073%, 11/01/2027	150,000	154,308
Humana Inc. 5.750%, 03/01/2028	250,000	254,533
3.700%, 03/23/2029	250,000	236,068
5.375%, 04/15/2031	100,000	99,193
IQVIA Inc. 5.700%, 05/15/2028	200,000	202,400
6.250%, 02/01/2029	100,000	103,394
Centene Corp. 2.450%, 07/15/2028	250,000	225,369
2.500%, 03/01/2031	400,000	330,843
McKesson Corp. 4.900%, 07/15/2028	150,000	150,476
5.100%, 07/15/2033	100,000	99,471
Adventist Health System 5.430%, 03/01/2032	150,000	149,311
Sutter Health 5.164%, 08/15/2033	100,000	99,274
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	107,163
Cardinal Health Inc. 5.350%, 11/15/2034	100,000	97,904
		8,020,543
Home & Office Products (0.00%)
Whirlpool Corp. 4.700%, 05/14/2032	100,000	93,288
		93,288
Home Construction (0.02%)
D.R. Horton Inc. 1.300%, 10/15/2026	100,000	94,081
1.400%, 10/15/2027	100,000	91,335

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Home Construction (Cont.)
MDC Holdings Inc. 2.500%, 01/15/2031	$ 100,000	$ 86,488
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	138,434
5.875%, 06/01/2033	100,000	102,578
		512,916
Household Products (0.09%)
Procter & Gamble Co., The 4.100%, 01/26/2026	100,000	99,722
1.900%, 02/01/2027	100,000	95,081
3.950%, 01/26/2028	100,000	98,703
2.300%, 02/01/2032	100,000	85,988
4.050%, 01/26/2033	100,000	95,494
Colgate-Palmolive Co. 4.800%, 03/02/2026	100,000	100,451
3.100%, 08/15/2027	100,000	96,742
4.600%, 03/01/2028	100,000	100,668
Kenvue Inc. 5.350%, 03/22/2026	100,000	100,922
5.050%, 03/22/2028	100,000	101,177
5.000%, 03/22/2030	100,000	100,824
4.900%, 03/22/2033	100,000	98,373
Haleon U.S. Capital LLC 3.375%, 03/24/2027	250,000	242,706
3.625%, 03/24/2032	250,000	226,407
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	249,677
Clorox Co., The 4.600%, 05/01/2032	100,000	97,777
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	103,080
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	95,511
		2,189,303
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	137,521
		137,521
Institutional Financial Services (0.55%)
Nomura Holdings Inc. 5.709%, 01/09/2026	250,000	251,746
5.842%, 01/18/2028	500,000	509,997
6.181%, 01/18/2033	250,000	259,823
Bank of New York Mellon Corp., The 2.800%, 05/04/2026	250,000	244,543
2.450%, 08/17/2026	250,000	242,036
4.947%, 04/26/2027(c)	100,000	100,430
3.400%, 01/29/2028	250,000	241,140
3.992%, 06/13/2028(c)	150,000	147,257
5.834%, 10/25/2033(c)	150,000	155,368
4.706%, 02/01/2034(c)	150,000	144,203
6.474%, 10/25/2034(c)	250,000	270,086
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
State Street Corp. 2.650%, 05/19/2026	$ 250,000	$ 243,861
5.272%, 08/03/2026	150,000	151,479
2.203%, 02/07/2028(c)	150,000	142,542
5.159%, 05/18/2034(c)	150,000	148,979
Morgan Stanley(Variable, U.S. SOFR + 1.30%) 5.050%, 01/28/2027(c)	250,000	250,876
1.512%, 07/20/2027(c)	250,000	237,628
2.475%, 01/21/2028(c)	250,000	238,220
5.652%, 04/13/2028(c)	100,000	101,699
4.210%, 04/20/2028(c)	250,000	246,380
3.772%, 01/24/2029(c)	150,000	144,597
5.123%, 02/01/2029(c)	250,000	250,694
5.164%, 04/20/2029(c)	250,000	250,683
5.449%, 07/20/2029(c)	250,000	252,771
6.407%, 11/01/2029(c)	150,000	156,684
5.173%, 01/16/2030(c)	150,000	150,247
4.431%, 01/23/2030(c)	250,000	243,387
5.656%, 04/18/2030(c)	250,000	254,464
5.042%, 07/19/2030(c)	250,000	249,109
2.699%, 01/22/2031(c)	250,000	222,144
2.239%, 07/21/2032(c)	250,000	207,210
2.943%, 01/21/2033(c)	250,000	214,365
4.889%, 07/20/2033(c)	500,000	484,509
6.342%, 10/18/2033(c)	500,000	529,065
5.250%, 04/21/2034(c)	150,000	147,653
5.424%, 07/21/2034(c)	150,000	148,990
6.627%, 11/01/2034(c)	100,000	107,568
2.484%, 09/16/2036(c)	250,000	203,378
5.297%, 04/20/2037(c)	250,000	243,034
5.948%, 01/19/2038(c)	250,000	250,682
5.942%, 02/07/2039(c)	250,000	251,173
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 1.51%) 4.387%, 06/15/2027(c)	250,000	248,532
1.542%, 09/10/2027(c)	100,000	94,567
1.948%, 10/21/2027(c)	200,000	189,749
2.640%, 02/24/2028(c)	250,000	238,462
3.615%, 03/15/2028(c)	250,000	243,154
4.482%, 08/23/2028(c)	250,000	247,095
4.223%, 05/01/2029(c)	150,000	145,939
6.484%, 10/24/2029(c)	150,000	157,133
5.727%, 04/25/2030(c)	250,000	255,125
5.049%, 07/23/2030(c)	250,000	248,725
2.615%, 04/22/2032(c)	250,000	213,146
2.383%, 07/21/2032(c)	250,000	208,621
3.102%, 02/24/2033(c)	500,000	431,032
6.561%, 10/24/2034(c)	100,000	107,519
5.851%, 04/25/2035(c)	100,000	101,940
5.330%, 07/23/2035(c)	100,000	98,261
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	245,900
4.350%, 06/15/2029	250,000	244,331
4.600%, 03/15/2033	250,000	239,548

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
CME Group Inc. 2.650%, 03/15/2032	$ 100,000	$ 86,182
Nasdaq Inc. 5.550%, 02/15/2034	100,000	100,932
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	104,432
Jefferies Financial Group Inc. 6.200%, 04/14/2034	100,000	103,138
		13,644,163
Insurance (0.17%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	50,000	47,891
Progressive Corp., The 2.500%, 03/15/2027	50,000	47,878
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	143,397
5.350%, 02/28/2033	250,000	249,082
Willis North America Inc. 4.650%, 06/15/2027	250,000	249,387
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	260,308
6.500%, 06/04/2029	100,000	102,137
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	238,817
3.900%, 04/05/2032	250,000	227,791
6.875%, 12/15/2052(c)	250,000	256,527
Chubb INA Holdings LLC 4.650%, 08/15/2029	150,000	149,482
5.000%, 03/15/2034	100,000	98,844
MetLife Inc. 4.550%, 03/23/2030	250,000	246,543
Aflac Inc. 3.600%, 04/01/2030	250,000	234,783
Marsh & McLennan Cos. Inc. 2.250%, 11/15/2030	250,000	215,819
Lincoln National Corp. 3.400%, 01/15/2031	150,000	134,843
American International Group Inc. 5.125%, 03/27/2033	250,000	247,288
Allstate Corp., The 5.250%, 03/30/2033	250,000	249,516
Aon North America Inc. 5.450%, 03/01/2034	100,000	99,879
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(c)	250,000	237,598
6.000%, 09/01/2052(c)	250,000	250,333
Athene Holding Ltd. 6.625%, 10/15/2054(c)	250,000	248,601
		4,236,744
	Principal amount	Value
Corporate Bonds (Cont.)
Internet Media & Services (0.07%)
Alphabet Inc. 1.998%, 08/15/2026	$ 150,000	$ 144,412
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	488,815
4.600%, 05/15/2028	500,000	500,617
4.800%, 05/15/2030	100,000	100,868
3.850%, 08/15/2032	200,000	185,932
4.950%, 05/15/2033	250,000	250,413
Uber Technologies Inc. 4.300%, 01/15/2030	100,000	96,741
		1,767,798
IT Services (0.08%)
International Business Machines Corp. 4.500%, 02/06/2026	250,000	249,803
2.200%, 02/09/2027	150,000	142,494
4.150%, 07/27/2027	150,000	148,263
4.500%, 02/06/2028	100,000	99,407
1.950%, 05/15/2030	200,000	171,855
4.750%, 02/06/2033	250,000	244,844
CGI Inc. 1.450%, 09/14/2026	150,000	141,882
Kyndryl Holdings Inc. 2.050%, 10/15/2026	150,000	142,621
2.700%, 10/15/2028	250,000	229,026
3.150%, 10/15/2031	150,000	129,992
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	102,226
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	97,196
		1,899,609
Leisure Facilities & Services (0.08%)
Sands China Ltd. 3.800%, 01/08/2026	200,000	196,146
Starbucks Corp. 4.750%, 02/15/2026	250,000	250,614
2.250%, 03/12/2030	100,000	87,696
4.800%, 02/15/2033	100,000	97,771
Hyatt Hotels Corp. 5.750%, 01/30/2027	250,000	253,828
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	101,426
6.000%, 08/15/2029	100,000	101,284
McDonald's Corp. 4.800%, 08/14/2028	250,000	250,432
3.600%, 07/01/2030	150,000	140,738
4.950%, 08/14/2033	100,000	99,238
Marriott International Inc. 4.900%, 04/15/2029	250,000	249,545
5.300%, 05/15/2034	100,000	99,255
		1,927,973

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (0.16%)
Caterpillar Financial Services Corp. 4.800%, 01/06/2026	$ 100,000	$ 100,277
4.350%, 05/15/2026	100,000	99,859
4.500%, 01/08/2027	100,000	100,213
3.600%, 08/12/2027	100,000	97,875
John Deere Capital Corp. 4.800%, 01/09/2026	100,000	100,281
5.050%, 03/03/2026	100,000	100,678
4.950%, 03/06/2026	100,000	100,463
4.750%, 06/08/2026	100,000	100,414
5.150%, 09/08/2026	100,000	101,155
4.500%, 01/08/2027	100,000	100,134
4.150%, 09/15/2027	100,000	99,059
4.900%, 03/03/2028	100,000	100,739
4.950%, 07/14/2028	100,000	100,966
4.850%, 10/11/2029	150,000	151,002
4.700%, 06/10/2030	150,000	149,601
4.350%, 09/15/2032	100,000	95,898
5.100%, 04/11/2034	100,000	99,826
5.050%, 06/12/2034	100,000	99,634
Regal Rexnord Corp. 6.050%, 02/15/2026	150,000	151,345
6.050%, 04/15/2028	150,000	152,572
6.300%, 02/15/2030	150,000	154,283
6.400%, 04/15/2033	250,000	258,072
Veralto Corp. 5.500%, 09/18/2026	100,000	101,157
5.350%, 09/18/2028	100,000	101,257
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	155,234
CNH Industrial Capital LLC 4.550%, 04/10/2028	100,000	98,634
Eaton Corp. 4.350%, 05/18/2028	150,000	148,778
4.150%, 03/15/2033	100,000	94,029
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	152,362
5.700%, 08/14/2033	100,000	102,247
5.450%, 06/15/2034	100,000	100,701
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	102,597
AGCO Corp. 5.800%, 03/21/2034	100,000	100,535
		3,871,877
Media (0.01%)
Walt Disney Co., The 3.800%, 03/22/2030	150,000	143,674
6.200%, 12/15/2034	150,000	163,378
		307,052
Medical Equipment & Devices (0.10%)
Thermo Fisher Scientific Inc. 4.953%, 08/10/2026	250,000	251,690
4.800%, 11/21/2027	150,000	151,105
	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices (Cont.)
4.977%, 08/10/2030	$ 250,000	$ 252,117
5.086%, 08/10/2033	100,000	99,479
Baxter International Inc. 1.915%, 02/01/2027	150,000	141,378
2.539%, 02/01/2032	100,000	83,411
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	145,092
GE HealthCare Technologies Inc. 5.650%, 11/15/2027	150,000	153,644
5.857%, 03/15/2030	250,000	258,992
5.905%, 11/22/2032	250,000	260,142
Illumina Inc. 5.750%, 12/13/2027	150,000	153,937
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	149,271
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	148,128
4.500%, 03/30/2033	100,000	95,601
Solventum Corp. 5.450%, 03/13/2031(b)	100,000	99,937
		2,443,924
Metals & Mining (0.03%)
BHP Billiton Finance U.S.A. Ltd. 4.875%, 02/27/2026	150,000	150,450
4.750%, 02/28/2028	150,000	149,733
5.100%, 09/08/2028	100,000	100,832
4.900%, 02/28/2033	100,000	98,290
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	126,258
Rio Tinto Finance U.S.A. PLC 5.000%, 03/09/2033	100,000	99,943
Vale Overseas Ltd. 6.125%, 06/12/2033	100,000	101,259
		826,765
Oil & Gas (0.00%)
HF Sinclair Corp. 6.375%, 04/15/2027	100,000	101,460
		101,460
Oil & Gas Supply Chain (0.47%)
Enterprise Products Operating LLC 5.050%, 01/10/2026	250,000	251,246
5.350%, 01/31/2033	100,000	100,877
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	150,000	149,971
4.250%, 05/15/2028	150,000	146,425
Williams Cos. Inc., The 5.400%, 03/02/2026	250,000	251,705
5.300%, 08/15/2028	250,000	252,366
2.600%, 03/15/2031	250,000	215,399
5.650%, 03/15/2033	100,000	100,912
Pioneer Natural Resources Co. 5.100%, 03/29/2026	250,000	251,709

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
HF Sinclair Corp. 5.875%, 04/01/2026	$ 100,000	$ 100,749
Shell International Finance B.V. 2.875%, 05/10/2026	150,000	146,648
Phillips 66 Co. 3.550%, 10/01/2026	250,000	245,512
4.950%, 12/01/2027	125,000	126,007
3.750%, 03/01/2028	100,000	96,821
3.150%, 12/15/2029	150,000	137,610
5.300%, 06/30/2033	150,000	148,585
ONEOK Inc. 5.550%, 11/01/2026	250,000	253,095
5.650%, 11/01/2028	250,000	255,092
5.800%, 11/01/2030	250,000	257,707
6.100%, 11/15/2032	150,000	155,381
5.050%, 11/01/2034	100,000	95,676
Kinder Morgan Inc. 1.750%, 11/15/2026	250,000	237,024
5.200%, 06/01/2033	100,000	97,742
5.400%, 02/01/2034	100,000	98,511
Enbridge Inc. 5.900%, 11/15/2026	100,000	101,944
6.000%, 11/15/2028	100,000	103,538
5.700%, 03/08/2033	150,000	151,632
Energy Transfer L.P. 6.050%, 12/01/2026	100,000	102,141
5.550%, 02/15/2028	250,000	253,938
5.750%, 02/15/2033	100,000	101,371
6.550%, 12/01/2033	100,000	106,460
5.550%, 05/15/2034	100,000	99,488
5.600%, 09/01/2034	100,000	99,912
Exxon Mobil Corp. 3.294%, 03/19/2027	250,000	245,039
2.610%, 10/15/2030	250,000	222,766
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	244,413
4.375%, 03/15/2029	250,000	241,746
Targa Resources Corp. 5.200%, 07/01/2027	250,000	251,493
6.150%, 03/01/2029	100,000	103,749
6.125%, 03/15/2033	100,000	103,147
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	228,753
3.850%, 01/15/2028	250,000	246,607
3.250%, 10/15/2029	250,000	235,214
EQT Corp. 5.700%, 04/01/2028	250,000	253,466
Ovintiv Inc. 5.650%, 05/15/2028	250,000	253,553
6.250%, 07/15/2033	250,000	256,016
Occidental Petroleum Corp. 6.375%, 09/01/2028	100,000	103,059
8.875%, 07/15/2030	100,000	114,205
5.550%, 10/01/2034	100,000	97,434
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Cheniere Energy Inc. 4.625%, 10/15/2028	$ 250,000	$ 244,803
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	100,445
2.721%, 01/12/2032	250,000	213,936
4.812%, 02/13/2033	250,000	241,254
4.893%, 09/11/2033	100,000	96,758
4.989%, 04/10/2034	100,000	97,292
5.227%, 11/17/2034	100,000	98,576
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	137,354
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	234,642
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	100,189
6.250%, 03/15/2033	250,000	260,002
5.400%, 04/18/2034	100,000	98,418
Chevron Corp. 2.236%, 05/11/2030	250,000	220,296
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	250,000	227,466
MPLX L.P. 5.000%, 03/01/2033	100,000	96,064
5.500%, 06/01/2034	100,000	98,654
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	255,369
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	102,427
TotalEnergies Capital SA 4.724%, 09/10/2034	100,000	96,200
		11,513,999
Oil, Gas Services & Equipment (0.02%)
Schlumberger Investment SA 4.500%, 05/15/2028	150,000	148,823
2.650%, 06/26/2030	100,000	89,116
4.850%, 05/15/2033	100,000	97,883
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	83,205
		419,027
Packaging & Containers (0.01%)
Sonoco Products Co. 4.450%, 09/01/2026	100,000	99,283
4.600%, 09/01/2029	100,000	97,363
		196,646
Real Estate Investment Trusts (0.43%)
Weyerhaeuser Co. 4.750%, 05/15/2026	150,000	150,031
3.375%, 03/09/2033	100,000	86,905

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Realty Income Corp. 4.875%, 06/01/2026	$ 250,000	$ 250,626
4.700%, 12/15/2028	250,000	248,750
4.850%, 03/15/2030	250,000	248,397
5.625%, 10/13/2032	250,000	255,494
Prologis L.P. 3.250%, 06/30/2026	250,000	245,370
3.375%, 12/15/2027	250,000	241,874
4.000%, 09/15/2028	250,000	243,589
2.875%, 11/15/2029	250,000	228,839
1.750%, 07/01/2030	250,000	210,905
4.750%, 06/15/2033	250,000	242,177
5.000%, 03/15/2034	100,000	97,751
Extra Space Storage L.P. 3.500%, 07/01/2026	250,000	245,305
5.700%, 04/01/2028	250,000	255,213
3.900%, 04/01/2029	250,000	239,090
4.000%, 06/15/2029	50,000	47,845
5.500%, 07/01/2030	250,000	254,305
2.200%, 10/15/2030	100,000	85,085
2.400%, 10/15/2031	100,000	83,093
Crown Castle Inc. 1.050%, 07/15/2026	100,000	94,478
4.000%, 03/01/2027	100,000	98,250
2.900%, 03/15/2027	100,000	96,001
3.650%, 09/01/2027	100,000	96,959
5.000%, 01/11/2028	100,000	99,898
2.250%, 01/15/2031	100,000	84,070
2.100%, 04/01/2031	100,000	82,793
2.500%, 07/15/2031	100,000	84,249
5.100%, 05/01/2033	250,000	243,630
5.800%, 03/01/2034	100,000	101,936
Camden Property Trust 5.850%, 11/03/2026	50,000	51,004
Public Storage Operating Co. 1.500%, 11/09/2026	250,000	236,448
5.125%, 01/15/2029	50,000	50,615
Boston Properties L.P. 6.750%, 12/01/2027	250,000	260,792
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	254,106
VICI Properties L.P. 4.750%, 02/15/2028	250,000	247,927
5.125%, 05/15/2032	250,000	243,419
American Tower Corp. 5.500%, 03/15/2028	500,000	507,376
5.250%, 07/15/2028	500,000	503,124
5.650%, 03/15/2033	500,000	506,667
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	249,047
Alexandria Real Estate Equities Inc. 4.900%, 12/15/2030	50,000	49,226
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	217,004
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
CubeSmart L.P. 2.000%, 02/15/2031	$ 150,000	$ 124,499
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	219,476
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	223,653
Equinix Inc. 3.900%, 04/15/2032	150,000	138,242
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	230,527
Welltower OP LLC 3.850%, 06/15/2032	250,000	228,730
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	248,295
Sun Communities Operating L.P. 5.700%, 01/15/2033	250,000	249,207
Simon Property Group L.P. 5.500%, 03/08/2033	250,000	254,251
4.750%, 09/26/2034	100,000	94,721
Equinix Europe 2 Financing Corp. LLC 5.500%, 06/15/2034	50,000	50,151
		10,481,415
Retail - Consumer Staples (0.10%)
Walmart Inc. 4.000%, 04/15/2026	250,000	248,855
3.950%, 09/09/2027	150,000	148,546
3.900%, 04/15/2028	250,000	245,422
4.000%, 04/15/2030	250,000	244,693
4.150%, 09/09/2032	250,000	240,798
4.100%, 04/15/2033	250,000	238,226
Target Corp. 1.950%, 01/15/2027	250,000	237,818
6.350%, 11/01/2032	100,000	108,672
4.400%, 01/15/2033	250,000	239,749
Dollar General Corp. 5.200%, 07/05/2028	250,000	250,857
Kroger Co., The 1.700%, 01/15/2031	250,000	206,007
		2,409,643
Retail - Discretionary (0.09%)
Lowe's Cos. Inc. 4.800%, 04/01/2026	250,000	250,408
3.350%, 04/01/2027	150,000	145,703
1.300%, 04/15/2028	150,000	134,064
3.750%, 04/01/2032	150,000	137,416
5.150%, 07/01/2033	250,000	248,729
AutoZone Inc. 5.050%, 07/15/2026	150,000	150,843
4.500%, 02/01/2028	150,000	148,637
6.250%, 11/01/2028	100,000	104,649

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Discretionary (Cont.)
Home Depot Inc., The 2.875%, 04/15/2027	$ 150,000	$ 144,994
4.900%, 04/15/2029	100,000	100,871
4.500%, 09/15/2032	250,000	243,396
Genuine Parts Co. 6.500%, 11/01/2028	50,000	52,492
AutoNation Inc. 3.850%, 03/01/2032	150,000	134,560
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	145,150
		2,141,912
Semiconductors (0.21%)
Intel Corp. 4.875%, 02/10/2026	250,000	250,049
3.750%, 08/05/2027	150,000	145,475
4.875%, 02/10/2028	100,000	99,479
1.600%, 08/12/2028	250,000	220,533
4.000%, 08/05/2029	150,000	142,868
5.125%, 02/10/2030	150,000	148,697
5.200%, 02/10/2033	250,000	241,764
NXP B.V./NXP Funding LLC 5.350%, 03/01/2026	100,000	100,392
Texas Instruments Inc. 1.125%, 09/15/2026	150,000	141,861
2.900%, 11/03/2027	150,000	143,760
4.900%, 03/14/2033	250,000	248,319
TSMC Arizona Corp. 1.750%, 10/25/2026	200,000	189,501
3.875%, 04/22/2027	200,000	196,424
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	144,223
3.400%, 05/01/2030	150,000	137,785
2.500%, 05/11/2031	100,000	85,267
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	145,876
5.400%, 05/20/2033	250,000	257,859
Broadcom Inc. 5.050%, 07/12/2027	200,000	201,830
4.150%, 02/15/2028	100,000	98,336
5.050%, 07/12/2029	100,000	100,352
4.350%, 02/15/2030	100,000	97,301
5.150%, 11/15/2031	100,000	100,699
4.550%, 02/15/2032	100,000	96,674
4.800%, 10/15/2034	100,000	96,509
4.000%, 04/15/2029(b)	150,000	144,403
2.450%, 02/15/2031(b)	150,000	129,381
4.150%, 04/15/2032(b)	150,000	140,761
2.600%, 02/15/2033(b)	100,000	82,681
3.419%, 04/15/2033(b)	100,000	87,555
3.469%, 04/15/2034(b)	100,000	86,692
Micron Technology Inc. 5.375%, 04/15/2028	250,000	252,646
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (Cont.)
6.750%, 11/01/2029	$ 150,000	$ 159,747
5.875%, 02/09/2033	250,000	256,131
		5,171,830
Software (0.12%)
Oracle Corp. 1.650%, 03/25/2026	100,000	96,420
2.650%, 07/15/2026	150,000	145,468
3.250%, 11/15/2027	150,000	144,252
4.500%, 05/06/2028	250,000	247,509
6.150%, 11/09/2029	150,000	157,321
4.650%, 05/06/2030	150,000	147,877
2.875%, 03/25/2031	100,000	88,012
6.250%, 11/09/2032	250,000	265,098
4.900%, 02/06/2033	250,000	243,487
Concentrix Corp. 6.650%, 08/02/2026	150,000	152,564
Microsoft Corp. 2.400%, 08/08/2026	250,000	242,385
3.400%, 09/15/2026	100,000	98,389
3.300%, 02/06/2027	250,000	244,760
VMware LLC 1.400%, 08/15/2026	150,000	142,092
Intuit Inc. 5.250%, 09/15/2026	100,000	101,064
Workday Inc. 3.500%, 04/01/2027	150,000	146,202
3.800%, 04/01/2032	150,000	136,583
AppLovin Corp. 5.500%, 12/01/2034	150,000	148,988
		2,948,471
Specialty Finance (0.32%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/2026	250,000	241,922
2.450%, 10/29/2026	500,000	478,631
6.450%, 04/15/2027	150,000	154,681
3.000%, 10/29/2028	150,000	138,860
3.300%, 01/30/2032	500,000	435,757
American Express Co. 4.900%, 02/13/2026	250,000	250,771
2.550%, 03/04/2027	150,000	143,617
5.389%, 07/28/2027(c)	250,000	252,754
5.850%, 11/05/2027	150,000	154,685
5.282%, 07/27/2029(c)	150,000	151,674
5.043%, 05/01/2034(c)	150,000	147,422
Mastercard Inc. 2.950%, 11/21/2026	150,000	145,862
4.875%, 03/09/2028	250,000	252,880
4.850%, 03/09/2033	250,000	247,883
4.875%, 05/09/2034	50,000	49,238
Global Payments Inc. 2.150%, 01/15/2027	150,000	142,166
5.400%, 08/15/2032	150,000	150,026

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
S&P Global Inc. 2.450%, 03/01/2027	$ 150,000	$ 143,369
4.250%, 05/01/2029	150,000	146,702
2.500%, 12/01/2029	150,000	134,718
1.250%, 08/15/2030	250,000	206,922
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	144,023
PayPal Holdings Inc. 3.900%, 06/01/2027	100,000	98,565
4.400%, 06/01/2032	150,000	144,075
5.150%, 06/01/2034	50,000	49,691
Ally Financial Inc. 4.750%, 06/09/2027	100,000	99,303
6.848%, 01/03/2030(c)	150,000	155,488
Capital One Financial Corp.(Variable, U.S. SOFR + 2.44%) 7.149%, 10/29/2027(c)	150,000	155,660
4.927%, 05/10/2028(c)	150,000	149,506
5.468%, 02/01/2029(c)	150,000	151,030
6.312%, 06/08/2029(c)	100,000	103,279
5.247%, 07/26/2030(c)	150,000	149,522
7.624%, 10/30/2031(c)	100,000	110,433
6.377%, 06/08/2034(c)	150,000	155,809
5.884%, 07/26/2035(c)	100,000	100,609
Synchrony Financial 3.950%, 12/01/2027	150,000	145,014
Air Lease Corp. 5.300%, 02/01/2028	250,000	252,100
3.125%, 12/01/2030	200,000	177,202
Fiserv Inc. 5.450%, 03/02/2028	250,000	253,948
5.600%, 03/02/2033	250,000	253,361
Equifax Inc. 5.100%, 06/01/2028	250,000	250,929
Visa Inc. 1.100%, 02/15/2031	250,000	202,369
Fidelity National Information Services Inc. 5.100%, 07/15/2032	150,000	149,133
GATX Corp. 5.450%, 09/15/2033	100,000	100,281
6.900%, 05/01/2034	125,000	137,047
		7,858,917
Steel (0.02%)
Nucor Corp. 4.300%, 05/23/2027	150,000	148,794
3.125%, 04/01/2032	150,000	131,438
ArcelorMittal SA 6.550%, 11/29/2027	150,000	156,051
6.800%, 11/29/2032	150,000	160,312
		596,595
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (0.18%)
Apple Inc. 0.700%, 02/08/2026	$ 250,000	$ 240,209
4.421%, 05/08/2026	250,000	249,603
1.200%, 02/08/2028	100,000	90,396
4.000%, 05/10/2028	250,000	246,159
1.400%, 08/05/2028	250,000	224,393
3.250%, 08/08/2029	150,000	141,740
4.150%, 05/10/2030	150,000	148,556
1.650%, 02/08/2031	150,000	126,265
4.300%, 05/10/2033	250,000	244,097
Cisco Systems Inc. 2.950%, 02/28/2026	150,000	147,445
5.050%, 02/26/2034	100,000	99,745
TD SYNNEX Corp. 1.750%, 08/09/2026	150,000	142,438
Dell International LLC/EMC Corp. 4.900%, 10/01/2026	150,000	150,436
5.250%, 02/01/2028	100,000	101,202
5.300%, 10/01/2029	150,000	151,466
6.200%, 07/15/2030	150,000	157,246
5.750%, 02/01/2033	250,000	256,873
5.400%, 04/15/2034	50,000	49,892
CDW LLC/CDW Finance Corp. 2.670%, 12/01/2026	150,000	143,823
Jabil Inc. 4.250%, 05/15/2027	150,000	147,936
5.450%, 02/01/2029	250,000	252,244
Hewlett Packard Enterprise Co. 4.550%, 10/15/2029	100,000	97,520
5.000%, 10/15/2034	100,000	96,182
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	217,107
HP Inc. 2.650%, 06/17/2031	150,000	128,476
4.200%, 04/15/2032	150,000	140,514
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	153,106
5.400%, 04/15/2034	100,000	100,026
		4,445,095
Telecommunications (0.22%)
T-Mobile U.S.A. Inc. 1.500%, 02/15/2026	100,000	96,481
2.250%, 02/15/2026	100,000	97,128
2.625%, 04/15/2026	100,000	97,452
4.950%, 03/15/2028	100,000	100,039
4.800%, 07/15/2028	100,000	99,445
2.400%, 03/15/2029	300,000	270,195
3.875%, 04/15/2030	300,000	282,257
2.550%, 02/15/2031	100,000	86,072
3.500%, 04/15/2031	100,000	90,770
2.700%, 03/15/2032	500,000	423,568
5.050%, 07/15/2033	250,000	244,857
Sprint LLC 7.625%, 03/01/2026	100,000	102,194

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
AT&T Inc. 1.700%, 03/25/2026	$ 150,000	$ 144,586
1.650%, 02/01/2028	1,000,000	909,277
4.100%, 02/15/2028	100,000	97,881
4.350%, 03/01/2029	500,000	489,429
2.750%, 06/01/2031	150,000	130,500
2.250%, 02/01/2032	100,000	82,707
Verizon Communications Inc. 3.000%, 03/22/2027	200,000	193,172
3.875%, 02/08/2029	500,000	482,224
2.550%, 03/21/2031	150,000	129,259
2.355%, 03/15/2032	150,000	124,425
5.050%, 05/09/2033	250,000	247,384
British Telecommunications PLC 5.125%, 12/04/2028	200,000	200,364
Cisco Systems Inc. 4.850%, 02/26/2029	100,000	100,629
4.950%, 02/26/2031	100,000	100,324
		5,422,619
Tobacco & Cannabis (0.09%)
Philip Morris International Inc. 4.875%, 02/13/2026	200,000	200,530
4.750%, 02/12/2027	100,000	100,213
5.125%, 11/17/2027	150,000	151,786
4.875%, 02/15/2028	150,000	150,349
5.250%, 09/07/2028	100,000	101,455
5.625%, 11/17/2029	150,000	154,550
5.125%, 02/15/2030	150,000	150,709
5.125%, 02/13/2031	100,000	100,062
5.750%, 11/17/2032	150,000	154,441
5.375%, 02/15/2033	150,000	150,326
BAT International Finance PLC 4.448%, 03/16/2028	150,000	147,594
5.931%, 02/02/2029	150,000	154,501
Altria Group Inc. 6.200%, 11/01/2028	100,000	103,944
BAT Capital Corp. 6.343%, 08/02/2030	150,000	157,789
5.834%, 02/20/2031	100,000	102,260
6.421%, 08/02/2033	150,000	158,555
		2,239,064
Transportation & Logistics (0.09%)
Union Pacific Corp. 4.750%, 02/21/2026	250,000	250,638
3.700%, 03/01/2029	250,000	239,913
2.800%, 02/14/2032	100,000	86,762
4.500%, 01/20/2033	100,000	96,158
Canadian Pacific Railway Co. 1.750%, 12/02/2026	150,000	142,026
2.875%, 11/15/2029	150,000	136,872
2.450%, 12/02/2031	100,000	85,292
Ryder System Inc. 2.850%, 03/01/2027	150,000	143,988
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
4.300%, 06/15/2027	$ 150,000	$ 148,131
5.250%, 06/01/2028	150,000	151,543
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	136,091
4.875%, 03/03/2033	100,000	98,977
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	151,490
3.000%, 03/15/2032	100,000	87,223
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	92,300
CSX Corp. 4.100%, 11/15/2032	100,000	93,613
		2,141,017
Transportation Equipment (0.01%)
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	99,895
4.000%, 09/26/2029	100,000	96,741
5.000%, 03/22/2034	50,000	50,307
		246,943
Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	95,263
		95,263
Total Corporate Bonds (cost $197,864,569)		199,927,667
Foreign Government Bonds (1.33%)
Austria (0.01%)
Oesterreichische Kontrollbank AG 4.750%, 05/21/2027	100,000	100,749
3.625%, 09/09/2027	250,000	245,155
		345,904
Canada (0.18%)
Province of Ontario Canada 0.625%, 01/21/2026	250,000	240,123
1.050%, 04/14/2026	250,000	239,420
2.500%, 04/27/2026	50,000	48,749
2.300%, 06/15/2026	100,000	97,020
3.100%, 05/19/2027	250,000	242,382
1.050%, 05/21/2027	100,000	92,371
4.200%, 01/18/2029	100,000	98,512
1.125%, 10/07/2030	100,000	82,222
1.600%, 02/25/2031	100,000	83,213
1.800%, 10/14/2031	50,000	41,335
2.125%, 01/21/2032	50,000	42,011
5.050%, 04/24/2034	100,000	100,656
Province of Quebec Canada 2.500%, 04/20/2026	100,000	97,518
2.750%, 04/12/2027	100,000	96,348
3.625%, 04/13/2028	175,000	170,192
4.500%, 04/03/2029	150,000	149,395

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
1.350%, 05/28/2030	$ 250,000	$ 210,582
4.500%, 09/08/2033	100,000	97,152
Canada Government International Bond 0.750%, 05/19/2026	250,000	238,127
3.750%, 04/26/2028	175,000	171,700
Export Development Canada 4.375%, 06/29/2026	100,000	99,914
3.875%, 02/14/2028	150,000	147,710
4.125%, 02/13/2029	200,000	197,282
Province of British Columbia Canada 0.900%, 07/20/2026	250,000	236,919
4.800%, 11/15/2028	100,000	100,990
4.900%, 04/24/2029	150,000	151,595
4.200%, 07/06/2033	100,000	95,047
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	97,153
Province of Alberta Canada 3.300%, 03/15/2028	250,000	241,105
4.500%, 06/26/2029	100,000	99,538
1.300%, 07/22/2030	250,000	208,762
4.500%, 01/24/2034	100,000	96,681
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	89,548
4.300%, 07/27/2033	50,000	47,795
		4,549,067
Chile (0.02%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	238,019
3.240%, 02/06/2028	250,000	236,416
		474,435
Germany (0.19%)
Kreditanstalt fuer Wiederaufbau 0.625%, 01/22/2026	250,000	240,480
5.000%, 03/16/2026	200,000	201,453
3.625%, 04/01/2026	200,000	198,208
4.625%, 08/07/2026	500,000	502,554
1.000%, 10/01/2026	250,000	236,341
4.375%, 03/01/2027	200,000	200,055
3.000%, 05/20/2027	250,000	242,332
3.750%, 02/15/2028	200,000	196,375
2.875%, 04/03/2028	500,000	477,354
3.875%, 06/15/2028	100,000	98,378
4.000%, 03/15/2029	350,000	344,361
1.750%, 09/14/2029	250,000	221,838
0.750%, 09/30/2030	175,000	142,645
4.750%, 10/29/2030	200,000	202,790
4.125%, 07/15/2033	200,000	192,716
4.375%, 02/28/2034	200,000	195,879
Landwirtschaftliche Rentenbank 0.875%, 03/30/2026	250,000	239,272
	Principal amount	Value
Foreign Government Bonds (Cont.)
Germany (Cont.)
3.875%, 09/28/2027	$ 250,000	$ 246,732
0.875%, 09/03/2030	250,000	204,971
		4,584,734
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	246,358
4.100%, 04/24/2028	250,000	242,046
4.750%, 02/11/2029	250,000	246,653
4.850%, 01/11/2033	250,000	241,475
		976,532
Israel (0.01%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	217,363
		217,363
Italy (0.02%)
Republic of Italy Government International Bond 1.250%, 02/17/2026	250,000	240,288
2.875%, 10/17/2029	250,000	226,279
		466,567
Japan (0.04%)
Japan Bank for International Cooperation 4.250%, 04/27/2026	200,000	199,146
4.625%, 07/22/2027	200,000	200,296
4.625%, 07/19/2028	250,000	250,500
3.250%, 07/20/2028	250,000	239,449
1.875%, 04/15/2031	200,000	168,942
		1,058,333
Mexico (0.08%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	244,204
5.400%, 02/09/2028	250,000	247,255
4.500%, 04/22/2029	250,000	238,190
2.659%, 05/24/2031	1,000,000	811,339
4.750%, 04/27/2032	200,000	181,199
4.875%, 05/19/2033	200,000	179,001
		1,901,188
Panama (0.01%)
Panama Government International Bond 3.298%, 01/19/2033	250,000	187,962
		187,962

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Peru (0.01%)
Peruvian Government International Bond 3.000%, 01/15/2034	$ 300,000	$ 240,750
		240,750
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	251,439
3.750%, 01/14/2029	250,000	238,055
5.609%, 04/13/2033	250,000	254,555
		744,049
Poland (0.02%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	255,030
4.875%, 10/04/2033	200,000	192,166
		447,196
South Korea (0.03%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	248,298
5.000%, 01/11/2028	250,000	251,368
5.125%, 01/11/2033	250,000	251,041
		750,707
Supranational (0.62%)
Asian Infrastructure Investment Bank, The 0.500%, 01/27/2026	250,000	239,689
4.250%, 03/13/2034	100,000	96,654
Asian Development Bank 0.500%, 02/04/2026	250,000	239,693
1.000%, 04/14/2026	250,000	239,545
4.125%, 01/12/2027	100,000	99,671
1.500%, 01/20/2027	250,000	236,110
3.125%, 08/20/2027	200,000	193,726
1.250%, 06/09/2028	250,000	225,172
4.500%, 08/25/2028	250,000	251,196
3.125%, 09/26/2028	250,000	239,436
4.375%, 03/06/2029	100,000	99,676
1.875%, 03/15/2029	250,000	225,337
1.750%, 09/19/2029	250,000	221,448
1.875%, 01/24/2030	250,000	220,732
3.125%, 04/27/2032	250,000	227,232
4.125%, 01/12/2034	100,000	95,939
African Development Bank 0.875%, 03/23/2026	250,000	239,523
0.875%, 07/22/2026	250,000	237,067
4.375%, 11/03/2027	250,000	249,853
European Investment Bank 0.375%, 03/26/2026	250,000	238,137
2.125%, 04/13/2026	250,000	243,039
0.750%, 10/26/2026	250,000	234,595
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
1.375%, 03/15/2027	$ 200,000	$ 187,640
4.375%, 03/19/2027	150,000	150,090
0.625%, 10/21/2027	250,000	225,747
3.875%, 03/15/2028	225,000	221,536
4.500%, 10/16/2028	500,000	501,841
4.000%, 02/15/2029	225,000	221,186
1.750%, 03/15/2029	100,000	89,731
4.750%, 06/15/2029	225,000	227,853
1.625%, 10/09/2029	250,000	219,960
3.750%, 11/15/2029	300,000	290,630
3.625%, 07/15/2030	250,000	239,551
1.250%, 02/14/2031	250,000	206,301
4.375%, 10/10/2031	250,000	246,932
3.750%, 02/14/2033	200,000	188,225
4.125%, 02/13/2034	150,000	143,849
Inter-American Development Bank 0.875%, 04/20/2026	250,000	239,060
4.500%, 05/15/2026	250,000	250,365
1.500%, 01/13/2027	250,000	236,099
2.375%, 07/07/2027	250,000	238,174
0.625%, 09/16/2027	250,000	226,425
4.000%, 01/12/2028	250,000	247,270
1.125%, 07/20/2028	250,000	223,634
4.125%, 02/15/2029	150,000	148,162
2.250%, 06/18/2029	250,000	227,863
3.500%, 09/14/2029	250,000	239,870
1.125%, 01/13/2031	500,000	409,900
3.500%, 04/12/2033	100,000	92,020
4.500%, 09/13/2033	100,000	98,739
4.375%, 07/17/2034	150,000	146,248
International Bank for Reconstruction & Development 0.875%, 07/15/2026	250,000	237,105
3.125%, 06/15/2027	250,000	242,855
0.750%, 11/24/2027	250,000	225,687
1.375%, 04/20/2028	200,000	181,749
1.125%, 09/13/2028	200,000	177,329
3.875%, 10/16/2029	200,000	194,861
1.750%, 10/23/2029	250,000	221,061
3.875%, 02/14/2030	250,000	243,112
0.875%, 05/14/2030	250,000	207,088
4.000%, 07/25/2030	250,000	243,653
1.250%, 02/10/2031	250,000	205,726
4.500%, 04/10/2031	150,000	149,465
4.750%, 11/14/2033	100,000	100,414
5.750%, 05/02/2034	100,000	101,121
3.875%, 08/28/2034	250,000	234,353
Council of Europe Development Bank 0.875%, 09/22/2026	250,000	235,642
3.625%, 01/26/2028	250,000	244,249
International Finance Corp. 0.750%, 10/08/2026	250,000	234,887
0.750%, 08/27/2030	250,000	203,614
Nordic Investment Bank 3.375%, 09/08/2027	250,000	243,395

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
European Bank for Reconstruction & Development 4.125%, 01/25/2029	$ 150,000	$ 148,200
4.250%, 03/13/2034	100,000	96,621
		15,350,558
Sweden (0.01%)
Svensk Exportkredit AB 4.875%, 09/14/2026	200,000	201,355
		201,355
Uruguay (0.01%)
Uruguay Government International Bond 4.375%, 01/23/2031	200,000	193,799
		193,799
Total Foreign Government Bonds (cost $32,647,388)		32,690,499
Agency Securities (d) (0.33%)
Federal Farm Credit Banks Funding Corp.
4.500%, 08/14/2026	2,000,000	2,007,744
1.300%, 03/30/2027	300,000	279,389
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	232,463
4.000%, 06/30/2028	1,000,000	990,723
4.625%, 11/17/2026	500,000	503,172
4.125%, 01/15/2027	2,125,000	2,117,923
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	279,907
6.250%, 07/15/2032	250,000	277,257
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	280,044
6.625%, 11/15/2030	250,000	277,063
7.250%, 05/15/2030	250,000	283,310
1.875%, 09/24/2026	250,000	240,252
0.750%, 10/08/2027	500,000	453,724
Total Agency Securities (cost $8,168,891)		8,222,971
U.S. Treasury Obligations (17.81%)
U.S. Treasury Bill 4.236%, 03/27/2025(e),(f)	980,000	970,419
U.S. Treasury Notes
3.875%, 01/15/2026	2,000,000	1,993,297
4.250%, 01/31/2026	3,000,000	3,000,000
0.375%, 01/31/2026	2,000,000	1,918,984
4.000%, 02/15/2026	3,000,000	2,992,031
4.625%, 02/28/2026	5,000,000	5,020,117
0.500%, 02/28/2026	5,000,000	4,790,234
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.750%, 03/31/2026	$10,000,000	$ 9,578,125
4.500%, 03/31/2026	5,000,000	5,013,477
0.750%, 04/30/2026	10,000,000	9,551,172
0.750%, 05/31/2026	10,000,000	9,523,828
4.875%, 05/31/2026	3,000,000	3,024,727
0.875%, 06/30/2026	10,000,000	9,514,453
4.625%, 06/30/2026	3,000,000	3,015,938
0.625%, 07/31/2026	10,000,000	9,450,000
4.375%, 07/31/2026	5,000,000	5,008,008
4.375%, 08/15/2026	2,000,000	2,003,594
3.750%, 08/31/2026	4,000,000	3,968,125
1.125%, 10/31/2026	5,000,000	4,726,367
4.250%, 11/30/2026	5,000,000	4,998,633
1.250%, 11/30/2026	2,500,000	2,363,379
1.625%, 11/30/2026	1,000,000	952,148
4.250%, 12/31/2026	6,000,000	6,000,000
1.250%, 12/31/2026	2,500,000	2,357,715
1.750%, 12/31/2026	1,000,000	952,773
4.000%, 01/15/2027	2,000,000	1,990,000
1.500%, 01/31/2027	2,000,000	1,891,250
1.125%, 02/28/2027	10,000,000	9,360,156
0.625%, 03/31/2027	10,000,000	9,231,641
4.500%, 04/15/2027	1,000,000	1,004,922
0.500%, 04/30/2027	10,000,000	9,171,875
2.750%, 04/30/2027	2,000,000	1,933,359
4.500%, 05/15/2027	3,000,000	3,014,648
2.625%, 05/31/2027	5,000,000	4,812,891
4.625%, 06/15/2027	1,000,000	1,008,281
0.375%, 09/30/2027	10,000,000	8,997,656
4.125%, 09/30/2027	2,000,000	1,991,875
2.250%, 11/15/2027	2,000,000	1,890,703
0.625%, 11/30/2027	5,000,000	4,502,734
0.625%, 12/31/2027	5,000,000	4,489,453
3.500%, 01/31/2028	5,000,000	4,884,766
0.750%, 01/31/2028	5,000,000	4,491,992
2.750%, 02/15/2028	5,000,000	4,773,633
1.250%, 03/31/2028	5,000,000	4,540,430
3.500%, 04/30/2028	5,000,000	4,873,242
2.875%, 05/15/2028	5,000,000	4,775,391
1.250%, 06/30/2028	5,000,000	4,504,492
2.875%, 08/15/2028	5,000,000	4,755,664
4.375%, 08/31/2028	7,000,000	7,004,648
1.250%, 09/30/2028	3,000,000	2,680,781
4.625%, 09/30/2028	2,000,000	2,018,438
4.875%, 10/31/2028	2,000,000	2,035,703
3.125%, 11/15/2028	5,000,000	4,783,789
4.375%, 11/30/2028	3,000,000	3,000,820
1.375%, 12/31/2028	4,000,000	3,566,406
4.000%, 01/31/2029	4,000,000	3,944,688
2.625%, 02/15/2029	4,000,000	3,739,219
4.250%, 02/28/2029	5,000,000	4,975,977
4.125%, 03/31/2029	3,400,000	3,366,133
2.875%, 04/30/2029	10,000,000	9,411,328
4.625%, 04/30/2029	3,000,000	3,028,359
2.375%, 05/15/2029	5,000,000	4,608,203
2.750%, 05/31/2029	5,000,000	4,674,219

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.500%, 05/31/2029	$ 4,000,000	$ 4,018,594
4.250%, 06/30/2029	2,000,000	1,988,672
2.625%, 07/31/2029	8,000,000	7,420,938
1.625%, 08/15/2029	5,000,000	4,437,109
3.625%, 08/31/2029	5,000,000	4,840,625
3.500%, 09/30/2029	5,000,000	4,810,352
4.125%, 10/31/2029	2,000,000	1,976,719
1.750%, 11/15/2029	6,000,000	5,320,312
4.125%, 11/30/2029	5,000,000	4,942,578
4.375%, 12/31/2029	7,000,000	6,995,625
3.875%, 12/31/2029	2,000,000	1,953,672
1.500%, 02/15/2030	15,000,000	13,023,047
4.875%, 10/31/2030	3,000,000	3,065,859
0.875%, 11/15/2030	20,000,000	16,361,719
4.000%, 01/31/2031	2,000,000	1,951,094
4.250%, 02/28/2031	2,000,000	1,977,109
4.625%, 04/30/2031	1,000,000	1,008,359
1.625%, 05/15/2031	12,000,000	10,122,656
1.250%, 08/15/2031	8,000,000	6,528,125
1.375%, 11/15/2031	7,000,000	5,719,766
1.875%, 02/15/2032	12,000,000	10,092,656
2.750%, 08/15/2032	2,000,000	1,773,672
4.125%, 11/15/2032	4,000,000	3,901,406
3.500%, 02/15/2033	2,000,000	1,860,703
3.375%, 05/15/2033	2,000,000	1,838,125
3.875%, 08/15/2033	7,000,000	6,662,852
4.500%, 11/15/2033	5,000,000	4,978,125
4.000%, 02/15/2034	5,000,000	4,787,695
4.375%, 05/15/2034	5,500,000	5,416,641
3.875%, 08/15/2034	6,500,000	6,147,578
4.250%, 11/15/2034	4,500,000	4,383,984
Total U.S. Treasury Obligations (cost $438,931,674)		438,723,676

Long-term Municipal Bonds (0.03%)
California (0.02%)
State of California Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	250,000	266,584
University of California Regents Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	237,191
		503,775

Long-term Municipal Bonds (Cont.)
Louisiana (0.01%)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	$ 250,000	$ 242,788
		242,788
Total Long-term Municipal Bonds (cost $731,551)		746,563

	Shares	Value
Short-term Investments (1.05%)
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(g)	25,909,305	25,909,305
Total Short-term Investments (cost $25,909,305)		25,909,305
TOTAL INVESTMENTS (99.83%) (cost $1,149,302,765)		2,459,423,493
OTHER ASSETS, NET OF LIABILITIES (0.17%)		4,174,262
NET ASSETS (100.00%)		$2,463,597,755

(a)	Non-income producing security.
(b)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2024, the value of these securities amounted to
$1,471,045 or 0.06% of net assets.

(c)	Floating rate security. The rate presented is the rate in effect at December 31, 2024, and the related index and spread are shown parenthetically for each security.
(d)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of December 31, 2024.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
At December 31, 2024, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	63	3/21/2025	USD	18,697,613	$(504,226)

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.07%)
U.S. Treasury Notes
3.875%, 01/15/2026	$1,000,000	$ 996,648
4.250%, 01/31/2026	2,000,000	2,000,000
2.625%, 01/31/2026	1,000,000	983,047
0.375%, 01/31/2026	800,000	767,594
1.625%, 02/15/2026	2,000,000	1,942,812
4.000%, 02/15/2026	1,000,000	997,344
4.625%, 02/28/2026	3,000,000	3,012,070
0.500%, 02/28/2026	1,200,000	1,149,656
2.500%, 02/28/2026	1,000,000	980,352
4.625%, 03/15/2026	2,000,000	2,008,594
2.250%, 03/31/2026	3,700,000	3,610,535
0.750%, 03/31/2026	2,000,000	1,915,625
4.500%, 03/31/2026	1,600,000	1,604,312
3.750%, 04/15/2026	2,000,000	1,987,266
4.875%, 04/30/2026	3,000,000	3,023,203
0.750%, 04/30/2026	2,000,000	1,910,234
2.375%, 04/30/2026	1,000,000	975,742
3.625%, 05/15/2026	3,500,000	3,471,016
1.625%, 05/15/2026	3,000,000	2,895,469
4.875%, 05/31/2026	2,750,000	2,772,666
0.750%, 05/31/2026	800,000	761,906
4.125%, 06/15/2026	2,000,000	1,996,484
1.875%, 06/30/2026	3,250,000	3,139,551
4.625%, 06/30/2026	2,700,000	2,714,344
0.875%, 06/30/2026	700,000	666,012
4.500%, 07/15/2026	4,000,000	4,014,219
1.875%, 07/31/2026	3,388,000	3,266,376
4.375%, 07/31/2026	1,750,000	1,752,803
0.625%, 07/31/2026	500,000	472,500
4.375%, 08/15/2026	1,000,000	1,001,797
1.500%, 08/15/2026	500,000	478,613
0.750%, 08/31/2026	2,862,000	2,702,578
1.375%, 08/31/2026	1,150,000	1,097,396
3.750%, 08/31/2026	1,000,000	992,031
4.625%, 09/15/2026	2,300,000	2,313,566
3.500%, 09/30/2026	3,000,000	2,962,031
0.875%, 09/30/2026	2,500,000	2,359,082
1.625%, 09/30/2026	1,314,000	1,256,512
4.625%, 10/15/2026	2,000,000	2,012,109
4.125%, 10/31/2026	4,150,000	4,140,273
1.125%, 10/31/2026	3,357,000	3,173,283
1.625%, 10/31/2026	1,275,000	1,216,679
4.625%, 11/15/2026	4,000,000	4,025,781
2.000%, 11/15/2026	400,000	383,875
1.250%, 11/30/2026	3,585,000	3,389,085
4.250%, 11/30/2026	2,400,000	2,399,344
4.375%, 12/15/2026	750,000	751,641
1.250%, 12/31/2026	2,330,000	2,197,390
4.250%, 12/31/2026	2,000,000	2,000,000
4.000%, 01/15/2027	2,000,000	1,990,000
1.500%, 01/31/2027	3,696,000	3,495,030
4.125%, 02/15/2027	2,000,000	1,994,375
2.250%, 02/15/2027	1,600,000	1,535,312
1.875%, 02/28/2027	3,222,000	3,064,802
4.250%, 03/15/2027	2,500,000	2,499,121
2.500%, 03/31/2027	3,611,000	3,476,716
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.500%, 04/15/2027	$2,600,000	$ 2,612,797
2.750%, 04/30/2027	3,076,000	2,973,507
0.500%, 04/30/2027	1,000,000	917,187
2.375%, 05/15/2027	2,000,000	1,915,156
4.500%, 05/15/2027	1,250,000	1,256,104
2.625%, 05/31/2027	3,792,000	3,650,096
4.625%, 06/15/2027	750,000	756,211
3.250%, 06/30/2027	3,500,000	3,417,559
4.375%, 07/15/2027	2,400,000	2,405,906
2.750%, 07/31/2027	3,500,000	3,370,391
3.750%, 08/15/2027	3,000,000	2,961,562
3.125%, 08/31/2027	3,750,000	3,641,602
3.375%, 09/15/2027	3,500,000	3,419,883
4.125%, 09/30/2027	3,312,000	3,298,545
3.875%, 10/15/2027	4,000,000	3,957,500
4.125%, 10/31/2027	4,000,000	3,983,750
4.125%, 11/15/2027	1,000,000	995,469
3.875%, 11/30/2027	3,500,000	3,460,078
4.000%, 12/15/2027	2,000,000	1,984,375
3.875%, 12/31/2027	4,150,000	4,101,854
3.500%, 01/31/2028	4,600,000	4,493,984
2.750%, 02/15/2028	400,000	381,891
4.000%, 02/29/2028	3,900,000	3,864,047
3.625%, 03/31/2028	4,000,000	3,917,188
3.500%, 04/30/2028	4,650,000	4,532,115
2.875%, 05/15/2028	5,000,000	4,775,391
3.625%, 05/31/2028	4,750,000	4,645,352
4.000%, 06/30/2028	4,750,000	4,700,273
4.125%, 07/31/2028	4,500,000	4,468,359
2.875%, 08/15/2028	3,500,000	3,328,965
4.375%, 08/31/2028	4,000,000	4,002,656
4.625%, 09/30/2028	5,000,000	5,046,094
4.875%, 10/31/2028	4,000,000	4,071,406
1.375%, 10/31/2028	3,250,000	2,910,527
3.125%, 11/15/2028	600,000	574,055
4.375%, 11/30/2028	4,000,000	4,001,094
1.500%, 11/30/2028	2,750,000	2,469,521
3.750%, 12/31/2028	4,000,000	3,909,688
1.375%, 12/31/2028	600,000	534,961
4.000%, 01/31/2029	3,500,000	3,451,602
1.750%, 01/31/2029	2,000,000	1,805,781
2.625%, 02/15/2029	500,000	467,402
4.250%, 02/28/2029	4,650,000	4,627,658
4.125%, 03/31/2029	2,500,000	2,475,098
2.375%, 03/31/2029	2,000,000	1,845,547
4.625%, 04/30/2029	3,000,000	3,028,359
2.875%, 04/30/2029	1,000,000	941,133
4.500%, 05/31/2029	6,000,000	6,027,891
4.250%, 06/30/2029	3,800,000	3,778,477
3.250%, 06/30/2029	1,000,000	954,102
4.000%, 07/31/2029	3,500,000	3,444,082
2.625%, 07/31/2029	1,000,000	927,617
3.625%, 08/31/2029	5,900,000	5,711,937
3.500%, 09/30/2029	5,000,000	4,810,352
4.125%, 10/31/2029	4,500,000	4,447,617
4.000%, 10/31/2029	250,000	245,762

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.125%, 11/30/2029	$5,250,000	$ 5,189,707
4.375%, 12/31/2029	4,000,000	3,997,500
Total U.S. Treasury Obligations (cost $300,500,131)		296,581,525

	Shares	Value
Short-term Investments (0.36%)
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(a)	1,085,634	$ 1,085,634
Total Short-term Investments (cost $1,085,634)		1,085,634
TOTAL INVESTMENTS (99.43%) (cost $301,585,765)		297,667,159
OTHER ASSETS, NET OF LIABILITIES (0.57%)		1,694,923
NET ASSETS (100.00%)		$299,362,082

(a)	Rate shown is the 7-day yield as of December 31, 2024.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (97.67%)
Alabama (2.10%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$ 600,000	$ 599,023
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	220,011
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	645,032
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	950,524
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,155
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	974,274
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,050,495
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,140,668
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	217,329
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	311,323
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,079,941
County of Jefferson, Alabama, Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,087,403
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,095,559
				11,036,737
Alaska (1.92%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,095,321
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,050,307
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,394,567
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,093,581
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,446,070
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,129,742
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,225,968
Alaska State Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,623,493
				10,059,049
Arizona (1.14%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,001,237
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,683
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,556
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A	4.000%	12/01/2033	2,000,000	2,002,454
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	1,003,489
				5,963,419
Arkansas (0.84%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,000,493
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,425,068
				4,425,561
California (4.11%)
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,001,822
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,567,917
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,727,456
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,836,809
California Statewide Communities Development Authority Kaiser Permanente Revenue Bonds, Series 2009C(c)	5.000%	11/01/2029	2,500,000	2,711,959
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	548,684
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	406,281
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	732,702
Los Angeles Unified School District, General Obligation Refunding Bonds, Series A	5.000%	07/01/2032	3,100,000	3,581,156

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	$ 500,000	$ 507,476
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	202,363
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,068,183
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	283,116
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	938,178
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	359,195
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	546,440
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	921,351
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	404,726
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	698,316
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	505,908
				21,550,038
Colorado (4.04%)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,935,839
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	471,676
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,534,126
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,852,961
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	3,500,000	3,613,463
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,002,161
Regional Transportation District, Refunding Certificate of Participation	5.000%	06/01/2036	1,075,000	1,210,895
Colorado Bridge & Tunnel Enterprise Revenue Refunding Bonds, Series B	5.000%	12/01/2036	855,000	976,707
Board of Water Commissioners City & County of Denver/The Revenue Refunding Bonds, Series A	5.000%	09/15/2037	1,430,000	1,636,795
Westminster Public Schools General Obligation Bonds, Series A	5.000%	12/01/2037	3,895,000	4,411,454
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	695,999
Fremont County School District RE-1 Canon City, General Obligation Bonds	5.000%	12/01/2041	790,000	864,913
				21,206,989
Connecticut (1.31%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(d)	2.000%	07/01/2026	5,700,000	5,585,546
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,298,598
				6,884,144
Florida (3.31%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,126,853
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	491,800
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	4,839,590
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	513,856
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	789,239
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	569,652
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	786,901
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	896,557
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	561,714
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,119,641
Florida State Atlantic University Finance Corporation Capital Improvement Revenue Bonds	5.000%	07/01/2040	500,000	545,985
Saint Johns County School Board Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,550,520
South Miami Health Facilities Authority Revenue Refunding Bonds	5.000%	08/15/2042	2,500,000	2,552,173
				17,344,481

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Georgia (1.40%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	$ 1,000,000	$ 866,521
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C(e)	5.000%	12/01/2031	5,000,000	5,284,252
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	230,818
Liberty County Public Facilities Authority Revenue Bonds	5.000%	09/01/2041	875,000	964,551
				7,346,142
Hawaii (0.19%)
City & County of Honolulu, Hawaii, General Obligation Bonds, Series B	5.000%	07/01/2030	890,000	981,533
Idaho (1.18%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,922,726
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	453,958
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	514,024
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	182,142
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	404,924
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	251,899
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	257,859
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	261,685
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	277,900
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	176,428
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	201,431
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	281,718
				6,186,694
Illinois (4.99%)
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,410,762
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	742,758
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	937,588
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,579,741
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	912,538
Illinois General Obligation Bonds, Series B	5.000%	05/01/2037	5,680,000	6,217,079
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,060,003
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	952,879
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,645,000	2,652,091
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,072,510
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,331,054
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,023,142
Lake County Township High School District No. 113 Highland Park, General Obligation Bonds, Series A	4.000%	01/01/2041	2,000,000	2,014,681
Sales Tax Securitization Corporation Senior Lien Revenue Refunding Bonds, Series A	5.000%	01/01/2041	1,200,000	1,297,080
				26,203,906
Indiana (3.29%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,158,791
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	503,668
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	221,155
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,064,040
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	754,198
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	1,095,000	1,098,182
Carmel Redevelopment Authority Revenue Bonds, Series B	5.000%	01/15/2033	2,485,000	2,769,691
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	603,965
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	870,232
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,388,885

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (Cont.)
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	$ 335,000	$ 351,995
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	622,582
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E	5.000%	02/01/2035	900,000	986,980
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	899,803
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	639,097
Sunman-Dearborn High School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,220,000	1,322,126
				17,255,390
Iowa (1.38%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,593,045
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	1,994,887
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	923,098
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,034,324
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,717,221
				7,262,575
Kansas (1.18%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	991,031
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,222,250
				6,213,281
Kentucky (4.63%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,415
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,708,801
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,022,158
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,793,301
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,062,888
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,523,956
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,853,799
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,334,252
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,505,959
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B(f)	5.000%	08/01/2032	5,070,000	5,400,113
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,895,480
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,063,145
				24,274,267
Louisiana (1.20%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,000,000	2,268,139
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,613,539
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,026,755
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	884,924
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured)	5.000%	08/01/2041	485,000	527,764
				6,321,121
Maryland (0.75%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,091,761
City of Baltimore, Massachusetts, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,106,235
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,758,990
				3,956,986

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Massachusetts (1.15%)
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	$ 1,400,000	$ 1,427,318
Massachusetts State, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,922,471
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,027,282
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,651,572
				6,028,643
Michigan (3.92%)
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(g)	5.000%	05/01/2025	1,005,000	1,011,261
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(g)	5.000%	05/01/2025	600,000	603,738
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	501,836
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	301,149
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	703,749
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,105,783
Utica Community Schools, General Obligation Bonds	5.000%	05/01/2031	1,100,000	1,219,363
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	609,653
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	686,519
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,787,156
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,007,605
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,738,897
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	878,673
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,478,558
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,093,359
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,487,211
Lake Orion Community School District, General Obligation Bonds	4.000%	05/01/2039	1,000,000	1,009,694
Grand Rapids Public Schools, General Obligation Bonds	5.000%	05/01/2041	1,220,000	1,337,955
				20,562,159
Minnesota (4.14%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,246,613
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,504,367
Minnesota State Bidding Group 1, General Obligation Bonds, Series A	5.000%	08/01/2032	1,445,000	1,647,741
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	539,018
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,750,000	5,323,860
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,139,108
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	951,245
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,863,254
Jordan Independent School District No. 717 General Obligation Bonds, Series A	4.000%	02/01/2041	1,500,000	1,508,269
				21,723,475
Mississippi (0.57%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	2,983,955
Missouri (2.06%)
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,003,157
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,503,245
Jackson County School District No. R-5 Grain Valley, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,096,547
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,316,596
Cape Girardeau County School District No. R-2, General Obligation Refunding Bonds	4.000%	03/01/2036	645,000	657,211
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	1,000,000	928,285
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,282,504
				10,787,545

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Montana (2.99%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	$ 860,000	$ 860,499
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	982,989
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,028,370
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,045,160
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	529,319
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	524,696
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	773,696
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,033,705
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	919,039
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	858,018
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	773,612
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,033,703
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,343,181
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	592,934
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	411,565
				15,710,486
Nebraska (0.91%)
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	181,159
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(g)	5.000%	12/15/2025	250,000	254,801
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(g)	5.000%	12/15/2025	260,000	264,993
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	152,663
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	253,935
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	329,741
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,029,363
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	500,564
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	970,820
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	848,744
				4,786,783
Nevada (0.97%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,070,680
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	2,005,062
				5,075,742
New Jersey (2.03%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,328,366
New Jersey Educational Facilities Authority Revenue Refunding Bonds, Series A	5.000%	05/15/2028	4,990,000	5,294,231
New Jersey State Health Care Facilities Financing Authority Department of Human Services Revenue Refunding Bonds	5.000%	09/15/2031	25,000	27,616
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,014,887
				10,665,100
New Mexico (3.10%)
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,231,941
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,104
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,345
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,500,789
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,357
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	901,240
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.125%	08/01/2028	1,515,000	1,506,388
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,358
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	3,075,000	3,094,550
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,013,719

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New Mexico (Cont.)
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	$ 1,800,000	$ 1,893,417
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,731,510
				16,274,718
New York (3.21%)
New York State Dormitory Authority Non Supported Debt Revenue Refunding Bonds(h)	5.000%	05/01/2027	2,945,000	3,058,859
New York State Housing Finance Agency Variable Revenue Bonds, Series J(i)	1.100%	05/01/2027	2,000,000	1,869,600
New York State Housing Finance Agency Variable Revenue Bonds(j)	3.800%	05/01/2029	1,000,000	1,002,195
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	2,020,000	2,262,015
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	837,734
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,018,980
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	3,500,000	4,117,767
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,695,990
				16,863,140
North Carolina (0.95%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,300
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	703,906
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	266,463
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,076,007
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,071,067
County of Pender, North Carolina, Limited Obligation Revenue Bonds, Series A	5.000%	04/01/2041	575,000	633,607
				4,961,350
North Dakota (1.23%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	839,633
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	828,486
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,004,090
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,033,430
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,289,529
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,456,148
				6,451,316
Ohio (3.48%)
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	189,414
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,247
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,110
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2031	220,000	224,602
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	353,921
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	223,825
Northeast Ohio Regional Sewer District Revenue Refunding Bonds	5.000%	11/15/2032	1,140,000	1,295,612
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	315,777
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,766,166
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	378,516
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	375,627
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	235,481
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	512,040
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	402,746
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	811,970
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,121,377
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,006,023
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	510,926
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	878,950

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	$ 1,870,000	$ 1,872,078
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	483,540
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,018,421
Ohio State Water Development Authority Water Pollution Control Sustainable Revenue Bonds, Series D	5.000%	12/01/2038	3,295,000	3,746,447
				18,263,816
Oklahoma (1.63%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	2,962,132
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,566,477
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B	5.000%	07/01/2032	1,150,000	1,292,649
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,709,391
				8,530,649
Oregon (0.54%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	154,329
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,657,602
				2,811,931
Pennsylvania (2.17%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	308,746
County of York, Pennsylvania, General Obligation Refunding Bonds	5.000%	06/01/2032	800,000	900,768
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,356,886
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	378,057
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,002,398
Southeastern Pennsylvania Transportation Authority Revenue Bonds	5.000%	06/01/2038	1,000,000	1,100,830
Philadelphia Redevelopment Authority Sustainable Revenue Bonds, Series B	5.000%	09/01/2041	1,345,000	1,455,042
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	3,620,000	3,870,884
				11,373,611
Rhode Island (1.22%)
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,183,678
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	652,979
Rhode Island State Health & Educational Building Corp. Revenue Bonds	5.000%	05/15/2041	1,735,000	1,880,904
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,685,832
				6,403,393
South Carolina (0.27%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	376,221
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,058
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,022
				1,431,301
Tennessee (1.08%)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,168,743
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	820,953
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,054,619
City of Memphis, Tennessee, Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	912,638
City of Knoxville, Tennessee, Electric Revenue Bonds, Series QQ	5.000%	07/01/2042	1,615,000	1,726,646
				5,683,599
Texas (7.25%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(k)	5.000%	05/15/2026	1,000,000	1,019,919

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(g)	4.000%	02/15/2027	$ 235,000	$ 239,340
University of North Texas Revenue Refunding Bonds, Series A	5.000%	04/15/2027	1,000,000	1,004,884
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	590,121
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	947,517
Frisco Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2032	1,025,000	1,150,863
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,014,690
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	765,000	771,650
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	209,804
Texas Water Development Board Revenue Bonds, Series A	5.000%	04/15/2033	3,405,000	3,861,758
North Texas Tollway Authority Revenue Refunding Bonds, Series B(g)	5.000%	01/01/2034	1,220,000	1,220,000
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	283,376
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	201,810
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,124,398
State of Texas Transportation Commission Mobility Fund, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,659,787
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,823,935
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,107,148
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	327,418
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,127,977
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	979,845
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,065,256
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,004,756
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,081,121
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,104,011
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,058,538
City of Pflugerville, Texas, General Obligation Bonds	4.000%	08/01/2039	1,580,000	1,584,915
County of Smith, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,083,085
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,108,917
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,143,626
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,726,478
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,933,343
City of San Antonio, Texas, General Obligation Bonds	5.000%	02/01/2041	2,275,000	2,483,226
				38,043,512
Utah (0.87%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,533,455
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	830,334
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,213,212
				4,577,001
Vermont (0.35%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	186,827
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	202,141
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	270,440
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	434,824
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	280,001
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	459,625
				1,833,858
Virginia (1.06%)
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2(l)	3.900%	07/01/2025	2,695,000	2,696,601

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Virginia (Cont.)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	$ 1,205,000	$ 1,205,270
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,648,265
				5,550,136
Washington (5.18%)
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,002,434
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,094,096
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,058,975
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	349,680
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,000,720
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,040,442
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,101,490
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,076,045
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	4,833,026
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	853,166
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,040,949
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	517,515
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,076,187
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	646,556
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	505,674
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	984,102
				27,181,057
West Virginia (0.44%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	252,687
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	122,713
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.850%	05/01/2035	1,000,000	980,995
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.800%	11/01/2037	1,000,000	978,630
				2,335,025
Wisconsin (5.94%)
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,555,452
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	782,778
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,146,055
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,382,818
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	969,883
D. C. Everest Area School District, General Obligation Bonds	3.375%	04/01/2031	3,900,000	3,876,375
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	816,374
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	305,010
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,096,432
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,393,422
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,456,422
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,213,418
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	685,061
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,405,354
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,291,577
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,402,624
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,016,371
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,004,647
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	961,708

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Wisconsin (Cont.)
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	$ 3,025,000	$ 3,064,542
State of Wisconsin, General Obligation Bonds, Series B	5.000%	05/01/2040	1,275,000	1,317,525
				31,143,848
Total Long-term Municipal Bond (cost $523,332,163)				512,509,462

	Shares	Value
Short-term Investments (1.99%)
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(m)	10,454,855	10,454,855
Total Short-term Investments (cost $10,454,855)		10,454,855
TOTAL INVESTMENTS (99.66%) (cost $533,787,018)		522,964,317
OTHER ASSETS, NET OF LIABILITIES (0.34%)		1,766,131
NET ASSETS (100.00%)		$524,730,448

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(e)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(f)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(g)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(h)	Security purchased on a “when-issued” basis.
(i)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(j)	Rate shown is fixed until mandatory tender date of May 1, 2029.
(k)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(l)	Rate shown is fixed until mandatory tender date of July 1, 2025.
(m)	Rate shown is the 7-day yield as of December 31, 2024.